UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 55.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.6%
Accudyne Industries, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024	738	$738,169
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)	172	172,332
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	229	185,775
TransDigm, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	5,628	5,612,276
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	1,399	1,392,377
Wesco Aircraft Hardware Corp.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	1,049	1,036,258
WP CPP Holdings, LLC
Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	400	402,050

		$9,539,237

Automotive — 1.8%
Allison Transmission, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022	1,736	$1,744,826
American Axle and Manufacturing, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024	3,521	3,513,452
Apro, LLC
Term Loan, 6.14%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	292	294,259
Belron Finance US, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	597	599,425
Chassix, Inc.
Term Loan, 7.94%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	1,493	1,499,963
CS Intermediate Holdco 2, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	1,703	1,705,926
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	1,188	1,192,455
FCA US, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	1,597	1,601,402
Federal-Mogul Holdings Corporation
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	4,784	4,799,789
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.05%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	2,258	2,261,156
Horizon Global Corporation
Term Loan, 6.59%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021	414	384,857
L&W, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	850	854,250
Sage Automotive Interiors, Inc.
Term Loan, 7.09%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022	862	868,339

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tenneco, Inc.
Term Loan, Maturing June 14, 2025(5)		3,775	$3,747,159
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	924	1,079,351
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		1,137	1,139,054
Tower Automotive Holdings USA, LLC
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		3,156	3,148,173

			$30,433,836

Beverage and Tobacco — 0.3%
Arterra Wines Canada, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,935	$2,924,044
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		830	772,133
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	775,000

			$4,471,177

Brokerage/Securities Dealers/Investment Houses — 0.2%
Aretec Group, Inc.
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		956	$960,862
Term Loan - Second Lien, 9.59%, (1 mo. USD LIBOR + 7.50% (2.00% Cash, 7.59% PIK)), Maturing May 23, 2021		1,716	1,721,252
OZ Management L.P.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		560	562,800
Salient Partners L.P.
Term Loan, 10.59%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		794	782,521

			$4,027,435

Building and Development — 1.4%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		3,012	$2,992,707
Beacon Roofing Supply, Inc.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		648	646,045
Core & Main L.P.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)		846	849,274
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		1,720	1,723,592
DTZ U.S. Borrower, LLC
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021		4,554	4,554,131
GGP, Inc.
Term Loan, Maturing May 4, 2025(5)		1,025	1,010,009
Henry Company, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		2,339	2,348,148
Quikrete Holdings, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		3,005	2,996,460
RE/MAX International, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,251	2,260,548
Realogy Group, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		917	917,589

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Summit Materials Companies I, LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		697	$695,978
Werner FinCo L.P.
Term Loan, 5.98%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		1,045	1,048,049
WireCo WorldGroup, Inc.
Term Loan, 7.09%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		688	693,256
Term Loan - Second Lien, 11.09%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,650	1,666,500

			$24,402,286

Business Equipment and Services — 5.2%
Acosta Holdco, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		2,215	$1,701,651
Adtalem Global Education, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025		425	426,417
AlixPartners, LLP
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,522	2,523,192
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	1,541	1,790,700
ASGN Incorporated
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		503	502,269
BMC Software Finance, Inc.
Term Loan, Maturing June 26, 2025(5)		3,025	3,008,477
Term Loan, Maturing June 27, 2025(5)	EUR	300	348,588
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.61%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		594	595,789
Camelot UK Holdco Limited
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		2,346	2,343,618
Cast and Crew Payroll, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		469	465,855
Ceridian HCM Holding, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025		1,550	1,550,646
Change Healthcare Holdings, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		7,628	7,612,700
Corporate Capital Trust, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		2,195	2,200,856
CPM Holdings, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		339	342,789
Crossmark Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		1,964	1,095,323
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		1,436	1,435,500
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		1,421	1,407,223
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		393	74,204
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		885	0
EIG Investors Corp.
Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		3,597	3,599,219

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		423	$424,196
Extreme Reach, Inc.
Term Loan, 8.35%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		1,531	1,529,242
First Data Corporation
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		4,882	4,858,714
Garda World Security Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		2,183	2,196,985
Term Loan, 6.01%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	1,015	777,667
Global Payments, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		1,050	1,050,516
IG Investment Holdings, LLC
Term Loan, 5.69%, (USD LIBOR + 3.50%), Maturing May 18, 2025(4)		2,954	2,956,940
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		1,012	1,013,769
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	2,289	2,648,011
Iron Mountain, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		923	904,234
J.D. Power and Associates
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		1,181	1,185,843
KAR Auction Services, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		2,196	2,205,222
Kronos Incorporated
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		6,937	6,936,704
LegalZoom.com, Inc.
Term Loan, 6.59%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		796	804,912
Term Loan - Second Lien, 10.59%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		600	606,000
Monitronics International, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		2,912	2,788,822
PGX Holdings, Inc.
Term Loan, 7.35%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,527	1,495,874
Ping Identity Corporation
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025		375	375,000
Pre-Paid Legal Services, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		500	503,594
Prime Security Services Borrower, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		1,996	1,989,949
Red Ventures, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		1,315	1,323,634
SMG Holdings, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		249	249,843
Solera, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		871	869,328
Spin Holdco, Inc.
Term Loan, 5.34%, (2 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,927	3,916,981
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	1,425	1,663,464

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tempo Acquisition, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		990	$987,834
Trans Union, LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		293	292,770
Term Loan, Maturing June 8, 2025(5)		450	449,063
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		2,150	2,145,296
Vantiv, LLC
Term Loan, Maturing October 14, 2023(5)		375	374,707
Term Loan, 3.79%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		1,947	1,944,585
Vestcom Parent Holdings, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		616	614,086
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		310	310,314
West Corporation
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		350	349,344
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,219	1,216,371
ZPG PLC
Term Loan, Maturing June 30, 2025(5)	GBP	775	1,020,377

			$88,005,207

Cable and Satellite Television — 2.3%
Charter Communications Operating, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		3,831	$3,831,620
CSC Holdings, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		4,025	4,000,625
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,375	1,372,766
MCC Iowa, LLC
Term Loan, 3.99%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		1,093	1,096,965
Mediacom Illinois, LLC
Term Loan, 3.74%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		629	628,247
Numericable Group S.A.
Term Loan, 3.00%, (2 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	520	594,888
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,129	2,094,799
Radiate Holdco, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		2,158	2,124,599
Telenet Financing USD, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing August 17, 2026		2,400	2,386,126
Unitymedia Finance, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,050	1,046,062
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,161,231
UPC Financing Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,800	2,773,050
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	1,000	1,159,528
Virgin Media Bristol, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		8,050	8,002,199
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,625	3,018,726
Ziggo Secured Finance Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		4,150	4,112,393

			$39,403,824

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 2.5%
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		768	$771,066
Aruba Investments, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		366	366,012
Ashland, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		619	618,595
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,852	2,842,317
Chemours Company (The)
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		524	519,266
Emerald Performance Materials, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		646	651,540
Term Loan - Second Lien, 9.84%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		725	726,359
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		345	345,083
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		353	352,585
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		494	493,351
Flint Group GmbH
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		191	179,847
Flint Group US, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,156	1,087,926
Gemini HDPE, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,007	2,005,101
H.B. Fuller Company
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		2,223	2,211,417
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	3,284	3,798,124
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		1,592	1,588,588
Invictus U.S., LLC
Term Loan, 5.10%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		524	524,015
Kraton Polymers, LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		1,248	1,247,653
MacDermid, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		362	361,748
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,714	2,722,330
Minerals Technologies, Inc.
Term Loan, 4.40%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		1,141	1,150,848
Orion Engineered Carbons GmbH
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		722	724,385
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 31, 2024	EUR	985	1,149,728
PolyOne Corporation
Term Loan, 3.80%, (1 mo. USD LIBOR + 1.75%), Maturing November 11, 2022		585	585,278
PQ Corporation
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		2,316	2,314,593
Prince Minerals, Inc.
Term Loan, 5.90%, (USD LIBOR + 3.50%), Maturing March 20, 2025(4)		399	399,748
Sonneborn Refined Products B.V.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		79	80,342
Sonneborn, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		450	455,268

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(2)		36	$35,955
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		363	362,636
Tata Chemicals North America, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		1,019	1,022,399
Trinseo Materials Operating S.C.A.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		2,821	2,818,922
Tronox Blocked Borrower, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		1,136	1,137,110
Tronox Finance, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		2,621	2,624,101
Unifrax Corporation
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		619	620,695
Univar, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		2,888	2,886,326
Venator Materials Corporation
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		422	427,085
Versum Materials, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		712	713,055

			$42,921,397

Conglomerates — 0.2%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		272	$272,250
Spectrum Brands, Inc.
Term Loan, 4.16%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)		2,216	2,212,129

			$2,484,379

Containers and Glass Products — 1.7%
Berlin Packaging, LLC
Term Loan, 5.04%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		250	$248,995
Berry Global, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		1,023	1,022,932
BWAY Holding Company
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,614	2,619,469
Consolidated Container Company, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		447	448,236
Crown Americas, LLC
Term Loan, 2.38%, (3 mo. EURIBOR + 2.38%), Maturing January 29, 2025	EUR	650	758,121
Flex Acquisition Company, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		2,277	2,273,138
Term Loan, 5.75%, (3 mo. USD LIBOR + 3.25%), Maturing June 22, 2025		1,550	1,553,875
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,785	2,045,438
Libbey Glass, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		986	973,790
Pelican Products, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		650	651,015
Reynolds Group Holdings, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		9,965	9,963,962
Ring Container Technologies Group, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		821	817,797

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		2,647	$2,650,570
Trident TPI Holdings, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		847	842,762
Verallia Packaging S.A.S.
Term Loan, Maturing August 29, 2025(5)	EUR	1,500	1,727,395

			$28,597,495

Cosmetics/Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		2,115	$2,109,676
Prestige Brands, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024		535	533,637

			$2,643,313

Drugs — 1.9%
Alkermes, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		1,135	$1,137,352
Amneal Pharmaceuticals, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,749	3,749,133
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,845	2,861,438
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		5,371	5,345,572
Horizon Pharma, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		1,055	1,054,212
Jaguar Holding Company II
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		6,412	6,381,717
Mallinckrodt International Finance S.A.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		3,455	3,390,171
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		923	909,809
PharMerica Corporation
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		873	872,631
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025		6,505	6,491,718

			$32,193,753

Ecological Services and Equipment — 0.5%
Advanced Disposal Services, Inc.
Term Loan, 4.23%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		2,431	$2,428,151
Charah, LLC
Term Loan, 8.55%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)		575	583,139
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		1,300	1,306,094
GFL Environmental, Inc.
Term Loan, 0.00%, Maturing May 30, 2025(2)		285	283,108
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025		2,290	2,279,017
Wastequip, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025		150	150,513
Wrangler Buyer Corp.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		772	771,142

			$7,801,164

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Electronics/Electrical — 6.0%
AI Ladder (Luxembourg) Subco S.a r.l
Term Loan, Maturing May 1, 2025(5)	375	$375,000
Almonde, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	2,978	2,929,488
Answers Finance, LLC
Term Loan - Second Lien, 12.90%, (3 mo. USD Prime + 7.90%), Maturing September 15, 2021	405	396,957
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	2,481	2,487,647
Aptean, Inc.
Term Loan, 6.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	1,555	1,557,014
Avast Software B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	1,668	1,671,292
Barracuda Networks, Inc.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	400	399,000
Blackhawk Network Holdings, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	850	849,070
Campaign Monitor Finance Pty. Limited
Term Loan, 7.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	889	892,507
CommScope, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	1,491	1,498,130
CPI International, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	720	720,462
Cypress Semiconductor Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021	1,246	1,250,558
DigiCert, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	1,047	1,047,602
Electro Rent Corporation
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	1,453	1,463,772
Energizer Holdings, Inc.
Term Loan, Maturing June 30, 2025(5)	575	576,677
Entegris, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	154	154,579
Epicor Software Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	224	223,706
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	670	673,287
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	522	528,252
Eze Castle Software, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2020	722	725,057
Flexera Software, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	249	249,739
Go Daddy Operating Company, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	6,304	6,282,076
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023	1,743	1,744,624
Hyland Software, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	4,135	4,157,073
Infoblox, Inc.
Term Loan, 6.59%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	1,017	1,023,153

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Infor (US), Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		9,011	$8,981,025
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	348	407,057
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		3,056	3,065,715
Lattice Semiconductor Corporation
Term Loan, 6.27%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		590	591,777
MA FinanceCo., LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		4,640	4,616,469
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		556	553,132
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,488	1,470,359
Microchip Technology Incorporated
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		2,725	2,731,812
MTS Systems Corporation
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		1,365	1,377,395
Plantronics, Inc.
Term Loan, Maturing May 30, 2025(5)		1,450	1,448,640
Prometric Holdings, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		324	323,985
Renaissance Holding Corp.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		1,300	1,295,953
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		200	199,500
Rocket Software, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023		1,501	1,511,118
Seattle Spinco, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		3,758	3,754,621
SGS Cayman L.P.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		254	245,534
SkillSoft Corporation
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		5,058	4,794,417
SolarWinds Holdings, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024		1,194	1,196,819
Southwire Company
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025		625	625,976
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		1,522	1,525,628
SS&C Technologies, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		4,024	4,032,711
SurveyMonkey, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		990	988,762
Sutherland Global Services, Inc.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,093	1,054,803
Switch, Ltd.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		272	272,817
Tibco Software, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		619	621,619
TTM Technologies, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		350	351,313
Uber Technologies
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		3,586	3,617,504
Term Loan, 6.00%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		3,100	3,118,600

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Veritas Bermuda Ltd.
Term Loan, 6.65%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		2,706	$2,486,922
Vero Parent, Inc.
Term Loan, 7.09%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024		2,630	2,637,358
VF Holding Corp.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		2,776	2,782,501
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	647	757,163
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		821	820,362
Western Digital Corporation
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		2,220	2,223,033

			$100,359,122

Equipment Leasing — 0.9%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		6,848	$6,776,686
Delos Finance S.a.r.l.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		3,275	3,279,094
Flying Fortress, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		4,712	4,726,390
IBC Capital Limited
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		623	624,996

			$15,407,166

Financial Intermediaries — 2.2%
Armor Holding II, LLC
Term Loan, 8.50%, (3 mo. USD Prime + 3.50%), Maturing December 26, 2020		1,714	$1,722,890
Term Loan - Second Lien, 11.10%, (1 mo. USD LIBOR + 9.00%), Maturing December 26, 2020		2,475	2,487,375
Citco Funding, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		4,026	4,031,400
Clipper Acquisitions Corp.
Term Loan, 3.75%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		1,269	1,269,672
Ditech Holding Corporation
Term Loan, 8.09%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		4,459	4,290,553
Donnelley Financial Solutions, Inc.
Term Loan, 4.98%, (1 week USD LIBOR + 3.00%), Maturing October 2, 2023		1,032	1,034,723
EIG Management Company, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		275	277,979
FinCo I, LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		1,112	1,114,378
Focus Financial Partners, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing July 3, 2024		1,540	1,541,921
Freedom Mortgage Corporation
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		1,264	1,272,328
Greenhill & Co., Inc.
Term Loan, 5.83%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		1,121	1,131,061
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025		1,546	1,559,654
Guggenheim Partners, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		2,761	2,767,460
Harbourvest Partners, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing February 20, 2025		1,248	1,245,203

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LPL Holdings, Inc.
Term Loan, 4.49%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)		1,584	$1,586,504
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		113	113,280
NXT Capital, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022		3,030	3,041,410
Ocwen Financial Corporation
Term Loan, 7.09%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		340	342,035
Quality Care Properties, Inc.
Term Loan, 7.34%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022		3,317	3,350,584
Sesac Holdco II, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		642	637,863
StepStone Group L.P.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		648	652,427
Victory Capital Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		313	312,109
Virtus Investment Partners, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		571	568,547
Term Loan, 2.50%, Maturing June 3, 2024(2)		200	199,250
Walker & Dunlop, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		828	834,569

			$37,385,175

Food Products — 1.8%
Alphabet Holding Company, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,655	$2,496,748
American Seafoods Group, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		364	366,110
Badger Buyer Corp.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		397	396,504
CHG PPC Parent, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		500	497,500
Del Monte Foods, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		3,788	3,189,401
Dole Food Company, Inc.
Term Loan, 4.83%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,950	1,943,754
Froneri International PLC
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	3,075	3,561,061
Hearthside Food Solutions, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025		775	769,349
High Liner Foods Incorporated
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		1,005	977,093
HLF Financing S.a.r.l.
Term Loan, 7.59%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		1,631	1,648,921
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	421	492,634
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		2,052	2,054,831
JBS USA, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		8,104	8,069,868
Nomad Foods Europe Midco Limited
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		650	647,156
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		668	665,327

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Pinnacle Foods Finance, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024	671	$671,470
Post Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	1,856	1,852,285

		$30,300,012

Food Service — 0.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	7,541	$7,509,169
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	998	998,123
Dhanani Group, Inc.
Term Loan, Maturing June 27, 2025(5)	650	647,563
IRB Holding Corp.
Term Loan, 5.27%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	898	900,219
KFC Holding Co.
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	1,179	1,173,942
NPC International, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	990	993,712
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020	310	311,110
TKC Holdings, Inc.
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023	611	612,349
US Foods, Inc.
Term Loan, Maturing June 27, 2023(5)	875	875,273
Welbilt, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	1,860	1,862,150

		$15,883,610

Food/Drug Retailers — 0.6%
Albertsons, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	3,637	$3,604,735
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022	690	684,615
Term Loan, Maturing May 2, 2023(5)	1,250	1,244,184
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	3,234	3,205,225
Diplomat Pharmacy, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	506	512,894
Supervalu, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	218	218,398
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	364	363,996

		$9,834,047

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	2,203	$2,225,391

		$2,225,391

Health Care — 5.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	283	$283,576
ADMI Corp.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025	1,845	1,844,222

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Akorn, Inc.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		1,115	$1,095,749
Alliance Healthcare Services, Inc.
Term Loan, 6.59%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		1,089	1,097,230
Term Loan - Second Lien, 12.09%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		525	527,625
Argon Medical Devices, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		424	425,704
Auris Luxembourg III S.a.r.l.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		968	973,018
Avantor, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		3,358	3,384,510
Beaver-Visitec International, Inc.
Term Loan, 7.09%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2023		958	959,135
BioClinica, Inc.
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		788	752,540
BW NHHC Holdco, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		1,075	1,064,250
Carestream Dental Equipment, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		422	420,758
CHG Healthcare Services, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		3,771	3,781,785
Community Health Systems, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing December 31, 2019		2,068	2,063,173
Concentra, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		921	922,449
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		690	695,964
CPI Holdco, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		765	771,055
CryoLife, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		547	551,583
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	925	1,069,413
DaVita, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		3,736	3,750,509
DJO Finance, LLC
Term Loan, 5.45%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		2,553	2,548,026
Envision Healthcare Corporation
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		4,737	4,740,962
Equian, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		719	717,795
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		688	689,379
Gentiva Health Services, Inc.
Term Loan, Maturing June 2, 2025(5)		846	848,269
Term Loan, Maturing June 2, 2025(5)		1,354	1,357,231
GHX Ultimate Parent Corporation
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		968	968,960
Greatbatch Ltd.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022		1,708	1,714,846
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.24%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		3,975	3,979,242

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hanger, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	1,147	$1,145,691
Indivior Finance S.a.r.l.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	920	919,224
Inovalon Holdings, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	1,300	1,268,312
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	1,503	1,502,706
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	1,514	1,510,914
Kindred Healthcare, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	3,259	3,260,671
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	3,168	3,177,900
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	1,955	1,958,913
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	425	433,500
Medical Depot Holdings, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	494	453,654
Medical Solutions, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	820	820,957
MedPlast Holdings, Inc.
Term Loan, Maturing June 1, 2025(5)	500	499,062
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	2,503	2,493,875
National Mentor Holdings, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	670	672,065
Navicure, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	672	671,625
New Millennium Holdco, Inc.
Term Loan, 8.59%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	353	196,967
One Call Corporation
Term Loan, 7.32%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	1,798	1,730,631
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	4,033	4,020,480
Parexel International Corporation
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,903	2,890,965
Press Ganey Holdings, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing October 21, 2023	862	860,618
Prospect Medical Holdings, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	1,272	1,274,992
R1 RCM, Inc.
Term Loan, 7.62%, (3 mo. USD LIBOR + 5.25%), Maturing April 27, 2025	600	600,000
RadNet, Inc.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,834	1,857,958
Select Medical Corporation
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	1,926	1,923,218
Sotera Health Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	1,000	1,005,676
Sound Inpatient Physicians
Term Loan, Maturing June 5, 2025(5)	500	501,250
Surgery Center Holdings, Inc.
Term Loan, 5.35%, (2 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,092	1,091,409

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Syneos Health, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024		481	$479,373
Team Health Holdings, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		2,395	2,317,859
Tecomet, Inc.
Term Loan, 5.51%, (1 week USD LIBOR + 3.50%), Maturing May 1, 2024		891	894,898
U.S. Anesthesia Partners, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		1,263	1,261,666
Wink Holdco, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		498	496,411

			$88,192,398

Home Furnishings — 0.4%
Bright Bidco B.V.
Term Loan, 5.76%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		1,784	$1,783,530
Serta Simmons Bedding, LLC
Term Loan, 5.75%, (USD LIBOR + 3.50%), Maturing November 8, 2023(4)		5,258	4,491,032

			$6,274,562

Industrial Equipment — 2.3%
Apex Tool Group, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		2,592	$2,598,899
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 6, 2025(2)		51	50,234
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		224	222,147
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		2,118	2,107,053
Delachaux S.A.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		502	503,167
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	33	38,019
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	82	95,047
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024(2)	EUR	295	343,758
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024(2)	EUR	739	859,396
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		945	949,982
DXP Enterprises, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		571	573,898
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,617	1,616,875
EWT Holdings III Corp.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		2,297	2,301,301
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	399	465,952
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,746	1,749,080
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	454	527,250
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,326	1,329,976
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	988	1,150,940
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		5,022	5,027,081
Hayward Industries, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		496	497,801

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Milacron, LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		3,140	$3,133,739
Paladin Brands Holding, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		1,355	1,363,668
Pro Mach Group, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		249	246,788
Reece, Ltd.
Term Loan, Maturing May 30, 2025(5)		900	902,812
Rexnord, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		3,426	3,427,612
Robertshaw US Holding Corp.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		1,047	1,047,375
Tank Holding Corp.
Term Loan, 5.75%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		703	705,892
Thermon Industries, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		359	362,141
Titan Acquisition Limited
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,167	3,127,474
Waterjet Holdings, Inc.
Term Loan, 5.15%, (USD LIBOR + 3.00%), Maturing April 3, 2025(4)		250	249,375
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	1,100	1,289,718

			$38,864,450

Insurance — 1.8%
Alliant Holdings I, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		2,778	$2,763,808
AmWINS Group, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		3,286	3,278,041
Asurion, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		5,709	5,706,222
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing November 3, 2023		2,720	2,720,090
Term Loan - Second Lien, 8.09%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		2,750	2,779,648
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	550	631,050
Hub International Limited
Term Loan, 5.36%, (2 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		5,200	5,172,726
NFP Corp.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		2,327	2,315,142
Sedgwick Claims Management Services, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		1,172	1,167,407
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,226	3,210,706

			$29,744,840

Leisure Goods/Activities/Movies — 2.4%
AMC Entertainment Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		642	$640,973
Ancestry.com Operations, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		4,310	4,307,842
Bombardier Recreational Products, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		5,368	5,334,733

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bright Horizons Family Solutions, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing November 7, 2023		856	$853,858
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		1,304	1,294,464
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,959	1,946,295
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	923	1,068,625
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		2,170	2,158,580
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		725	716,751
Emerald Expositions Holding, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,217	1,215,596
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing August 2, 2024	EUR	850	993,871
Kasima, LLC
Term Loan, 4.77%, (USD LIBOR + 2.50%), Maturing May 17, 2021(4)		223	224,741
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		271	273,256
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		2,097	2,117,732
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		6,747	6,738,772
Match Group, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		1,510	1,519,373
Sabre GLBL, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,143	1,142,455
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		2,236	2,224,447
SRAM, LLC
Term Loan, 4.92%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		1,661	1,656,989
Steinway Musical Instruments, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		923	928,454
UFC Holdings, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		2,389	2,394,348

			$39,752,155

Lodging and Casinos — 2.3%
Aristocrat Technologies, Inc.
Term Loan, 4.11%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,294	$1,287,281
Boyd Gaming Corporation
Term Loan, 4.49%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		1,100	1,104,498
CityCenter Holdings, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,826	2,815,312
Cyan Blue Holdco 3 Limited
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024		322	322,241
Eldorado Resorts, LLC
Term Loan, 4.38%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		940	942,898
ESH Hospitality, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		2,248	2,241,496
Four Seasons Hotels Limited
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		1,084	1,082,146
Golden Nugget, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		3,816	3,824,017

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
GVC Holdings PLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	1,350	$1,571,181
Term Loan, 4.17%, (3 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	700	921,516
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		1,172	1,173,039
Hanjin International Corp.
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		550	550,687
Hilton Worldwide Finance, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		5,572	5,575,638
Las Vegas Sands, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		1,122	1,115,945
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		2,297	2,297,603
Playa Resorts Holding B.V.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,703	2,673,910
Stars Group Holdings B.V. (The)
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2025		5,143	5,152,315
Term Loan, Maturing July 28, 2025(5)	EUR	975	1,132,912
VICI Properties 1, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,315	2,303,680
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		1,375	1,376,002

			$39,464,317

Nonferrous Metals/Minerals — 0.5%
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,465	$1,470,310
Global Brass & Copper, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 24, 2025		1,007	1,009,580
Murray Energy Corporation
Term Loan, 9.34%, (1 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		2,290	2,169,969
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)		32	19,106
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		452	34,837
Oxbow Carbon, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		683	690,178
Term Loan - Second Lien, 9.59%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		800	812,000
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,196,496
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		691	438,829

			$7,841,305

Oil and Gas — 1.0%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		750	$755,673
Apergy Corporation
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		375	374,531
BCP Raptor, LLC
Term Loan, 6.42%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		767	753,584

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CITGO Petroleum Corporation
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,746	$1,753,778
Delek US Holdings, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing March 13, 2025	399	398,002
Fieldwood Energy, LLC
Term Loan, 7.34%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	2,771	2,780,173
Term Loan - Second Lien, 9.34%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023	163	160,047
Green Plains Renewable Energy, Inc.
Term Loan, 7.60%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	1,117	1,133,311
McDermott Technology Americas, Inc.
Term Loan, 7.09%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	1,322	1,330,278
Medallion Midland Acquisition, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	672	664,069
MEG Energy Corp.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	1,275	1,277,695
PSC Industrial Holdings Corp.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	796	796,000
Term Loan - Second Lien, 10.59%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	450	447,750
Sheridan Investment Partners II L.P.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	46	41,298
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	123	110,735
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	882	796,043
Sheridan Production Partners I, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	143	126,680
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	234	207,397
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,765	1,565,167
Ultra Resources, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,650	1,525,425

		$16,997,636

Publishing — 0.7%
Ascend Learning, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,216	$1,216,268
Getty Images, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	4,177	4,045,366
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	391	382,385
Lamar Media Corporation
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	574	573,563
LSC Communications, Inc.
Term Loan, 7.59%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	1,093	1,095,231
Merrill Communications, LLC
Term Loan, 7.61%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	612	617,089
Multi Color Corporation
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	373	373,591
ProQuest, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,845	1,858,393
Tweddle Group, Inc.
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(3)	2,237	1,079,582

		$11,241,468

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Radio and Television — 1.7%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	513	$457,632
CBS Radio, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	1,755	1,746,452
Cumulus Media New Holdings, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	3,933	3,915,670
E.W. Scripps Company (The)
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	422	421,549
Entravision Communications Corporation
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	1,166	1,153,797
Gray Television, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	296	294,946
Hubbard Radio, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	732	733,713
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	1,066	817,036
Term Loan, 0.00%, Maturing July 30, 2019(6)	1,682	1,285,774
Mission Broadcasting, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	355	355,092
Nexstar Broadcasting, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,733	2,734,222
Raycom TV Broadcasting, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	1,191	1,192,117
Sinclair Television Group, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	498	497,703
Term Loan, Maturing December 12, 2024(5)	3,200	3,199,184
Townsquare Media, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,276	2,273,455
Univision Communications, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	7,915	7,662,941

		$28,741,283

Retailers (Except Food and Drug) — 2.0%
Ascena Retail Group, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	3,226	$2,890,658
Bass Pro Group, LLC
Term Loan, 7.09%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,538	1,544,624
BJ’s Wholesale Club, Inc.
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	1,138	1,139,761
CDW, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	2,532	2,532,469
Coinamatic Canada, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	54	54,345
David’s Bridal, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	3,582	3,179,022
Evergreen Acqco 1 L.P.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	3,125	3,054,331
Global Appliance, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	1,092	1,102,668
Go Wireless, Inc.
Term Loan, 8.59%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	780	776,425

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Harbor Freight Tools USA, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	572	$570,286
J. Crew Group, Inc.
Term Loan, 5.22%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,783	2,832,835
LSF9 Atlantis Holdings, LLC
Term Loan, 8.00%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,121	1,108,168
Neiman Marcus Group Ltd., LLC
Term Loan, 5.26%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	2,439	2,167,437
Party City Holdings, Inc.
Term Loan, 4.99%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	1,791	1,792,424
PetSmart, Inc.
Term Loan, 5.01%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	4,388	3,645,041
PFS Holding Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,248	1,292,589
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	648	594,540
Radio Systems Corporation
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	470	469,662
Rent-A-Center, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	123	122,178
Shutterfly, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	575	576,725
Staples, Inc.
Term Loan, 6.36%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	672	662,997
Vivid Seats Ltd.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	2,131	2,118,994

		$34,228,179

Steel — 0.4%
Atkore International, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	423	$423,245
GrafTech Finance, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	3,025	3,013,656
Neenah Foundry Company
Term Loan, 8.63%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	878	873,113
Phoenix Services International, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	898	903,922
Zekelman Industries, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	1,318	1,311,817

		$6,525,753

Surface Transport — 0.3%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	398	$399,548
Hertz Corporation (The)
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	1,240	1,236,192
Kenan Advantage Group, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	130	130,503
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	428	429,146
PODS, LLC
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	670	668,787

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Stena International S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		2,011	$1,970,535
XPO Logistics, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	646,302

			$5,481,013

Telecommunications — 2.4%
CenturyLink, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,672	$5,564,144
Ciena Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 28, 2022		1,390	1,397,403
Colorado Buyer, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		941	941,480
Consolidated Communications, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		761	753,003
Digicel International Finance Limited
Term Loan, 5.61%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		868	836,958
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	2,200	2,545,395
Frontier Communications Corp.
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		2,129	2,119,854
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,700	1,985,260
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,263	2,311,477
Intelsat Jackson Holdings S.A.
Term Loan, 6.60%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,500	1,565,625
IPC Corp.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,088	1,063,360
Level 3 Financing, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		700	699,234
Mitel Networks Corporation
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		468	468,335
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		839	812,095
Sprint Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		4,073	4,056,891
Syniverse Holdings, Inc.
Term Loan, 7.05%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		1,072	1,072,983
TDC A/S
Term Loan, Maturing May 31, 2025(5)		2,000	1,998,124
Term Loan, Maturing May 31, 2025(5)	EUR	4,700	5,436,062
Telesat Canada
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		5,498	5,504,074

			$41,131,757

Utilities — 1.0%
Calpine Construction Finance Company L.P.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,792	$2,784,408
Calpine Corporation
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019		543	543,173
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		3,662	3,659,893

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Dayton Power & Light Company (The)
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	665	$667,784
Granite Acquisition, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	3,156	3,174,145
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	143	144,114
Invenergy Thermal Operating I, LLC
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	205	204,962
Lightstone Generation, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	109	109,336
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,698	1,707,695
Longview Power, LLC
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	340	297,628
Talen Energy Supply, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	1,089	1,095,506
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	812	815,935
USIC Holdings, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	200	201,061
Vistra Energy Corp.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	1,125	1,118,409

		$16,524,049

Total Senior Floating-Rate Loans (identified cost $952,463,422)		$939,324,191

Corporate Bonds & Notes — 50.8%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 1.5%
BBA US Holdings, Inc.
5.375%, 5/1/26(8)	645	$649,038
Bombardier, Inc.
6.00%, 10/15/22(8)	4,720	4,724,484
6.125%, 1/15/23(8)	125	125,938
7.50%, 12/1/24(8)	1,100	1,160,500
7.50%, 3/15/25(8)	340	355,725
Booz Allen Hamilton, Inc.
5.125%, 5/1/25(8)	345	338,100
BWX Technologies, Inc.
5.375%, 7/15/26(8)	660	669,900
Hexcel Corp.
4.70%, 8/15/25	369	379,210
3.95%, 2/15/27	1,000	975,580
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)	415	430,268
Latam Finance, Ltd.
6.875%, 4/11/24(8)	950	933,375
Lockheed Martin Corp.
3.55%, 1/15/26	960	946,017
Northrop Grumman Corp.
2.93%, 1/15/25	770	731,948

Security	Principal Amount* (000’s omitted)		Value
Orbital ATK, Inc.
5.25%, 10/1/21		1,515	$1,557,799
TA MFG., Ltd.
3.625%, 4/15/23(9)	EUR	375	442,431
TransDigm UK Holdings PLC
6.875%, 5/15/26(8)		725	736,781
TransDigm, Inc.
6.00%, 7/15/22		2,850	2,872,230
6.50%, 7/15/24		7,535	7,685,700
6.50%, 5/15/25		185	187,544

			$25,902,568

Air Transport — 0.2%
Azul Investments LLP
5.875%, 10/26/24(8)		1,030	$876,788
WestJet Airlines, Ltd.
3.50%, 6/16/21(8)		2,000	1,980,687

			$2,857,475

Automotive — 0.5%
Adient Global Holdings, Ltd.
3.50%, 8/15/24(9)	EUR	150	$162,976
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(8)		1,840	1,959,600
Fiat Chrysler Finance Europe SA
4.75%, 3/22/21(9)	EUR	325	414,454
General Motors Co.
5.00%, 4/1/35		1,095	1,039,320
Gestamp Funding Luxembourg SA
3.50%, 5/15/23(9)	EUR	300	357,347
Navistar International Corp.
6.625%, 11/1/25(8)		3,015	3,112,987
RAC Bond Co. PLC
5.00%, 11/6/22(9)	GBP	250	312,854
Wabash National Corp.
5.50%, 10/1/25(8)		985	948,062
ZF North America Capital, Inc.
4.50%, 4/29/22(8)		392	399,343

			$8,706,943

Banks and Thrifts — 0.7%
Banco Comercial Portugues SA
4.50% to 12/7/22, 12/7/27(9)(10)	EUR	500	$547,047
Banco do Brasil SA
4.875%, 4/19/23(8)		1,000	958,500
Banco Mercantil del Norte SA/Grand Cayman
5.75% to 10/4/26, 10/4/31(8)(10)		1,685	1,548,094
Bank of America Corp.
3.593% to 7/21/27, 7/21/28(10)		1,450	1,385,420
Bank of Montreal
3.803% to 12/15/27, 12/15/32(10)		1,325	1,229,017
BankUnited, Inc.
4.875%, 11/17/25		1,815	1,847,059

Security	Principal Amount* (000’s omitted)		Value
BBVA Bancomer SA
5.125% to 1/18/28, 1/18/33(8)(10)		1,515	$1,350,244
First Midwest Bancorp, Inc.
5.875%, 9/29/26		1,000	1,048,956
Flagstar Bancorp, Inc.
6.125%, 7/15/21		650	681,339
Goldman Sachs Group, Inc. (The)
3.691% to 6/5/27, 6/5/28(10)		990	939,204
Wells Fargo & Co.
4.65%, 11/4/44		700	667,811

			$12,202,691

Beverage and Tobacco — 0.1%
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26		895	$877,324
BAT Capital Corp.
3.557%, 8/15/27(8)		1,045	973,754

			$1,851,078

Brokerage/Securities Dealers/Investment Houses — 0.2%
Alliance Data Systems Corp.
5.875%, 11/1/21(8)		1,620	$1,656,450
Intrum Justitia AB
3.125%, 7/15/24(9)	EUR	400	439,160
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
4.875%, 4/15/45(8)		500	482,714

			$2,578,324

Building and Development — 1.6%
ADLER Real Estate AG
1.875%, 4/27/23(9)	EUR	500	$569,272
AT Securities B.V.
5.25% to 7/21/23(9)(10)(11)		500	459,335
Beacon Roofing Supply, Inc.
4.875%, 11/1/25(8)		1,300	1,209,000
Builders FirstSource, Inc.
5.625%, 9/1/24(8)		3,425	3,352,219
DEMIRE Deutsche Mittelstand Real Estate AG
2.875%, 7/15/22(9)	EUR	400	472,632
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(8)		2,965	3,028,006
Greystar Real Estate Partners, LLC
5.75%, 12/1/25(8)		2,975	2,893,187
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)		2,000	1,925,000
MDC Holdings, Inc.
6.00%, 1/15/43		982	859,643
Pisces Midco, Inc.
8.00%, 4/15/26(8)		1,145	1,106,986
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)		4,610	4,805,349
Standard Industries, Inc.
6.00%, 10/15/25(8)		2,330	2,347,475

Security	Principal Amount* (000’s omitted)		Value
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19		1,725	$1,742,595
5.875%, 6/15/24		2,235	2,229,412

			$27,000,111

Business Equipment and Services — 1.8%
Arena Luxembourg Finance S.a.r.l
2.75%, (3 mo. EURIBOR + 2.75%), 11/1/23(9)(12)	EUR	500	$581,018
Carriage Services, Inc.
6.625%, 6/1/26(8)		1,025	1,044,219
EC Finance PLC
2.375%, 11/15/22(9)	EUR	500	576,864
EIG Investors Corp.
10.875%, 2/1/24		3,810	4,215,765
First Data Corp.
7.00%, 12/1/23(8)		6,630	6,922,250
5.00%, 1/15/24(8)		815	811,944
FTI Consulting, Inc.
6.00%, 11/15/22		3,974	4,088,252
KAR Auction Services, Inc.
5.125%, 6/1/25(8)		1,555	1,488,913
La Financiere Atalian S.A.
5.125%, 5/15/25(9)	EUR	413	462,197
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(8)		3,706	3,965,420
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		1,975	2,108,312
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(8)		1,035	1,154,677
United Rentals North America, Inc.
5.50%, 5/15/27		295	286,888
Vantiv, LLC/Vanity Issuer Corp.
3.875%, 11/15/25(9)	GBP	350	438,817
4.375%, 11/15/25(8)		945	905,282
West Corp.
8.50%, 10/15/25(8)		1,645	1,509,287

			$30,560,105

Cable and Satellite Television — 3.6%
Altice France S.A.
6.00%, 5/15/22(8)		4,835	$4,871,262
7.375%, 5/1/26(8)		965	947,099
Altice US Finance I Corp.
5.50%, 5/15/26(8)		2,000	1,935,000
Cablevision Systems Corp.
8.00%, 4/15/20		635	668,147
5.875%, 9/15/22		1,085	1,079,575
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		4,295	4,324,528
5.75%, 1/15/24		1,980	1,989,900
5.875%, 4/1/24(8)		230	231,725
5.375%, 5/1/25(8)		3,605	3,496,850
5.75%, 2/15/26(8)		1,885	1,856,725
5.00%, 2/1/28(8)		1,755	1,614,600

Security	Principal Amount* (000’s omitted)		Value
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
5.125%, 12/15/21(8)		105	$104,880
Charter Communications Operating, LLC/Charter Communications Operating Capital
3.75%, 2/15/28		1,300	1,179,212
Comcast Corp.
3.15%, 2/15/28		1,105	1,022,506
CSC Holdings, LLC
6.75%, 11/15/21		2,780	2,919,000
10.125%, 1/15/23(8)		2,880	3,182,400
5.25%, 6/1/24		355	336,363
10.875%, 10/15/25(8)		2,816	3,253,325
DISH DBS Corp.
6.75%, 6/1/21		410	411,538
5.875%, 7/15/22		2,395	2,260,281
5.875%, 11/15/24		530	450,500
7.75%, 7/1/26		85	74,800
Time Warner, Inc.
3.80%, 2/15/27		500	473,618
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.00%, 1/15/25(9)	EUR	500	612,273
UPC Holding B.V.
5.50%, 1/15/28(8)		1,825	1,647,062
3.875%, 6/15/29(9)	EUR	350	379,821
Virgin Media Finance PLC
6.375%, 4/15/23(8)		10,705	10,758,525
5.75%, 1/15/25(8)		2,015	1,896,619
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24(9)	GBP	475	619,009
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		725	712,429
5.25%, 1/15/26(8)		2,430	2,256,862
Ziggo Bond Finance B.V.
5.875%, 1/15/25(8)		730	685,755
6.00%, 1/15/27(8)		1,130	1,065,025
Ziggo Secured Finance B.V.
5.50%, 1/15/27(8)		1,035	969,381

			$60,286,595

Capital Goods — 0.1%
Valmont Industries, Inc.
5.00%, 10/1/44		1,000	$949,002

			$949,002

Chemicals and Plastics — 1.0%
Chemours Co. (The)
7.00%, 5/15/25		1,085	$1,169,087
4.00%, 5/15/26	EUR	300	349,673
CTC BondCo GmbH
5.25%, 12/15/25(9)	EUR	375	417,557
Monitchem HoldCo 3 S.A.
5.25%, 6/15/21(9)	EUR	250	289,784
Mosaic Co. (The)
4.05%, 11/15/27		1,000	957,106

Security	Principal Amount* (000’s omitted)		Value
Nufarm Australia, Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26(8)		1,280	$1,243,200
OCI N.V.
5.00%, 4/15/23(9)	EUR	200	238,862
6.625%, 4/15/23(8)		840	856,044
Olin Corp.
5.00%, 2/1/30		725	687,844
Platform Specialty Products Corp.
6.50%, 2/1/22(8)		2,190	2,233,800
SPCM S.A.
4.875%, 9/15/25(8)		560	536,200
Tronox Finance PLC
5.75%, 10/1/25(8)		865	842,294
Tronox, Inc.
6.50%, 4/15/26(8)		2,235	2,226,619
Valvoline, Inc.
5.50%, 7/15/24		375	379,687
Venator Finance S.a.r.l./Venator Materials, LLC
5.75%, 7/15/25(8)		835	801,600
Versum Materials, Inc.
5.50%, 9/30/24(8)		1,270	1,290,828
W.R. Grace & Co.
5.125%, 10/1/21(8)		2,170	2,224,250
5.625%, 10/1/24(8)		490	512,662

			$17,257,097

Clothing/Textiles — 0.3%
CBR Fashion Finance B.V.
5.125%, 10/1/22(9)	EUR	385	$386,451
PrestigeBidCo GmbH
6.25%, 12/15/23(9)	EUR	265	328,023
PVH Corp.
7.75%, 11/15/23		3,740	4,385,150

			$5,099,624

Commercial Services — 0.2%
Algeco Global Finance PLC
6.50%, 2/15/23(9)	EUR	250	$298,274
8.00%, 2/15/23(8)		895	912,900
Block Financial, LLC
5.25%, 10/1/25		1,110	1,114,386
Inter Media and Communication SpA
4.875%, 12/31/22(9)	EUR	135	158,110
IPD 3 B.V.
4.50%, 7/15/22(9)	EUR	475	562,962
Verisure Holding AB
6.00%, 11/1/22(9)	EUR	315	383,739

			$3,430,371

Security	Principal Amount* (000’s omitted)		Value
Computers — 0.2%
Seagate HDD Cayman
4.75%, 1/1/25		665	$638,471
4.875%, 6/1/27		969	901,920
5.75%, 12/1/34		1,030	940,271

			$2,480,662

Conglomerates — 0.3%
Spectrum Brands, Inc.
5.75%, 7/15/25		3,470	$3,443,975
4.00%, 10/1/26(9)	EUR	200	228,980
TMS International Corp.
7.25%, 8/15/25(8)		1,425	1,460,625

			$5,133,580

Consumer Products — 0.1%
Central Garden & Pet Co.
6.125%, 11/15/23		575	$597,281
HRG Group, Inc.
7.75%, 1/15/22		250	257,500

			$854,781

Containers and Glass Products — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21(8)		615	$622,688
4.25%, 9/15/22(8)		375	368,906
2.75%, 3/15/24(9)	EUR	500	578,604
7.25%, 5/15/24(8)		325	339,219
6.00%, 2/15/25(8)		1,655	1,615,694
Ball Corp.
4.375%, 12/15/20		2,375	2,401,719
Berry Global, Inc.
6.00%, 10/15/22		970	1,002,010
BWAY Holding Co.
5.50%, 4/15/24(8)		1,115	1,089,912
7.25%, 4/15/25(8)		695	679,363
Crown Americas, LLC/Crown Americas Capital Corp., VI
4.75%, 2/1/26(8)		750	714,375
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)		980	994,700
6.375%, 8/15/25(8)		700	721,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		242	243,488
5.125%, 7/15/23(8)		1,015	1,003,581
7.00%, 7/15/24(8)		1,315	1,345,409
Verallia Packaging SASU
5.125%, 8/1/22(9)	EUR	230	276,180

			$13,996,848

Distribution & Wholesale — 0.1%
American Tire Distributors, Inc.
10.25%, 3/1/22(8)		1,875	$421,875

Security	Principal Amount* (000’s omitted)		Value
H&E Equipment Services, Inc.
5.625%, 9/1/25		395	$389,075

			$810,950

Diversified Financial Services — 0.7%
Arrow Global Finance PLC
2.875%, (3 mo. EURIBOR + 2.875%), 4/1/25(9)(12)	EUR	250	$278,923
Barclays PLC
4.836%, 5/9/28		1,990	1,880,833
BrightSphere Investment Group PLC
4.80%, 7/27/26		2,195	2,161,571
Cadence Financial Corp.
4.875%, 6/28/19(8)		1,375	1,380,188
FBM Finance, Inc.
8.25%, 8/15/21(8)		1,415	1,480,444
Grupo KUO SAB de CV
5.75%, 7/7/27(8)		1,000	917,500
Jefferies Finance, LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24(8)		2,260	2,226,100
LSF10 Wolverine Investments SCA
4.625%, (3 mo. EURIBOR + 4.625%), 3/15/24(9)(12)	EUR	200	234,553
SASU Newco SAB 20 SAS
4.25%, 9/30/24(9)	EUR	490	541,868
UniCredit SpA
5.861% to 6/19/27, 6/19/32(8)(10)		1,000	892,857
Unifin Financiera SAB de CV SOFOM ENR
8.875% to 1/29/25(8)(10)(11)		248	222,706

			$12,217,543

Drugs — 1.5%
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(8)		2,700	$2,599,533
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)		3,120	3,112,824
Nidda Healthcare Holding GmbH
3.50%, 9/30/24(9)	EUR	200	221,157
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21(8)		3,210	3,266,175
5.625%, 12/1/21(8)		1,165	1,150,438
6.50%, 3/15/22(8)		2,419	2,512,736
5.875%, 5/15/23(8)		1,135	1,070,447
7.00%, 3/15/24(8)		4,105	4,308,977
6.125%, 4/15/25(8)		345	319,125
5.50%, 11/1/25(8)		2,585	2,557,211
9.00%, 12/15/25(8)		2,340	2,436,525
9.25%, 4/1/26(8)		670	697,638
8.50%, 1/31/27(8)		1,680	1,709,400

			$25,962,186

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
5.625%, 11/15/24(8)		1,405	$1,401,488
Clean Harbors, Inc.
5.125%, 6/1/21		900	905,625

Security	Principal Amount* (000’s omitted)		Value
Covanta Holding Corp.
6.375%, 10/1/22		1,960	$2,006,550
5.875%, 3/1/24		1,900	1,876,250
5.875%, 7/1/25		860	832,050
GFL Environmental, Inc.
5.375%, 3/1/23(8)		1,695	1,572,112
Hulk Finance Corp.
7.00%, 6/1/26(8)		690	662,400
Waste Pro USA, Inc.
5.50%, 2/15/26(8)		655	631,256
Wrangler Buyer Corp.
6.00%, 10/1/25(8)		3,793	3,603,350

			$13,491,081

Electric Utilities — 0.3%
Drax Finco PLC
4.25%, 5/1/22(9)	GBP	325	$433,188
Engie Energia Chile SA
4.50%, 1/29/25(8)		637	634,261
NRG Yield Operating, LLC
5.375%, 8/15/24		825	829,125
5.00%, 9/15/26		1,455	1,393,163
State Grid Overseas Investment 2016, Ltd.
2.875%, 5/18/26(9)		2,300	2,120,496
TenneT Holding B.V.
2.995% to 6/1/24(9)(10)(11)	EUR	350	410,058

			$5,820,291

Electronics/Electrical — 1.4%
Avnet, Inc.
4.625%, 4/15/26		985	$971,868
Electricite de France S.A.
6.00% to 1/29/26(9)(10)(11)	GBP	400	538,499
Enel Chile S.A.
4.875%, 6/12/28		1,000	1,009,500
Enel Finance International NV
3.625%, 5/25/27(8)		1,000	916,075
Energizer Gamma Acquisition B.V.
4.625%, 7/15/26(9)(13)	EUR	155	183,040
Energizer Gamma Acquisition, Inc.
6.375%, 7/15/26(8)(13)		2,315	2,358,406
Entegris, Inc.
4.625%, 2/10/26(8)		975	933,563
Exelon Corp.
5.625%, 6/15/35		819	949,905
Infor (US), Inc.
6.50%, 5/15/22		1,760	1,775,400
Ingram Micro, Inc.
5.45%, 12/15/24		1,889	1,871,763
Marvell Technology Group, Ltd.
4.875%, 6/22/28		1,000	994,104
Microchip Technology, Inc.
4.333%, 6/1/23(8)		571	572,405

Security	Principal Amount* (000’s omitted)		Value
NXP B.V./NXP Funding, LLC
4.625%, 6/1/23(8)		1,430	$1,450,306
Trimble, Inc.
4.90%, 6/15/28		497	496,891
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(8)		985	925,900
7.50%, 2/1/23(9)	EUR	500	557,625
10.50%, 2/1/24(8)		2,125	1,753,125
Western Digital Corp.
4.75%, 2/15/26		4,765	4,642,897

			$22,901,272

Energy — 0.1%
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23(8)		950	$914,375
5.50%, 2/15/26(8)		412	391,400
Ultrapar International S.A.
5.25%, 10/6/26(8)		1,000	932,000

			$2,237,775

Entertainment — 0.1%
CPUK Finance, Ltd.
4.875%, 2/28/47(9)	GBP	485	$644,047
Merlin Entertainments PLC
5.75%, 6/15/26(8)		870	885,312

			$1,529,359

Financial Intermediaries — 1.3%
Ally Financial, Inc.
8.00%, 12/31/18		75	$76,594
CIT Group, Inc.
5.375%, 5/15/20		570	586,388
6.125%, 3/9/28		650	669,500
Citigroup, Inc.
2.35%, 8/2/21		975	942,425
Credit Acceptance Corp.
7.375%, 3/15/23		925	959,688
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		2,385	2,438,662
6.375%, 12/15/25		820	823,075
JPMorgan Chase & Co.
4.25%, 10/1/27		1,250	1,242,737
Series S, 6.75% to 2/1/24(10)(11)		3,325	3,620,094
Navient Corp.
5.50%, 1/15/19		3,125	3,153,906
4.875%, 6/17/19		215	216,344
8.00%, 3/25/20		2,150	2,273,625
5.00%, 10/26/20		995	995,000
7.25%, 1/25/22		215	225,750
6.75%, 6/15/26		1,345	1,317,696
Springleaf Finance Corp.
7.125%, 3/15/26		568	566,580

Security	Principal Amount* (000’s omitted)		Value
Synchrony Financial
4.25%, 8/15/24		1,000	$981,217

			$21,089,281

Financial Services — 0.4%
Banco BTG Pactual SA/Cayman Islands
5.75%, 9/28/22(8)		1,592	$1,509,662
5.50%, 1/31/23(8)		510	475,575
Brookfield Finance, Inc.
3.90%, 1/25/28		2,000	1,893,711
Jefferies Group, LLC
6.50%, 1/20/43		680	706,799
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(8)		2,735	2,858,075

			$7,443,822

Food Products — 0.9%
Dean Foods Co.
6.50%, 3/15/23(8)		465	$450,469
Dole Food Co., Inc.
7.25%, 6/15/25(8)		3,550	3,532,250
Iceland Bondco PLC
5.036%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(12)	GBP	254	335,220
Pilgrim’s Pride Corp.
5.75%, 3/15/25(8)		625	601,562
5.875%, 9/30/27(8)		1,170	1,088,100
Post Holdings, Inc.
5.50%, 3/1/25(8)		1,680	1,644,300
8.00%, 7/15/25(8)		745	829,744
5.00%, 8/15/26(8)		2,275	2,127,125
5.625%, 1/15/28(8)		1,325	1,247,156
Smithfield Foods, Inc.
2.65%, 10/3/21(8)		550	524,199
Tesco PLC
6.125%, 2/24/22	GBP	400	600,057
US Foods, Inc.
5.875%, 6/15/24(8)		1,870	1,912,075

			$14,892,257

Food Service — 0.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		2,410	$2,416,025
4.25%, 5/15/24(8)		2,720	2,590,800
5.00%, 10/15/25(8)		3,470	3,300,664
IRB Holding Corp.
6.75%, 2/15/26(8)		1,045	1,000,587
Welbilt, Inc.
9.50%, 2/15/24		815	901,594

			$10,209,670

Food/Drug Retailers — 0.2%
ESAL GmbH
6.25%, 2/5/23(8)		2,075	$1,942,719

Security	Principal Amount* (000’s omitted)		Value
Sigma Alimentos SA de CV
4.125%, 5/2/26(8)		1,070	$1,005,800

			$2,948,519

Forest Products — 0.0%(14)
Mercer International, Inc.
5.50%, 1/15/26(8)		450	$437,625

			$437,625

Health Care — 3.5%
Abbott Laboratories
4.90%, 11/30/46		360	$386,681
Amgen, Inc.
2.60%, 8/19/26		840	759,283
Centene Corp.
4.75%, 5/15/22		870	879,788
6.125%, 2/15/24		200	211,250
4.75%, 1/15/25		2,450	2,443,875
5.375%, 6/1/26(8)		2,690	2,732,045
Charles River Laboratories International, Inc.
5.50%, 4/1/26(8)		545	547,562
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		2,785	2,562,200
Constantin Investissement 3 SASU
5.375%, 4/15/25(9)	EUR	300	342,519
Eagle Holding Co. II, LLC
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(8)(15)		1,260	1,276,002
Envision Healthcare Corp.
5.625%, 7/15/22		1,050	1,072,969
6.25%, 12/1/24(8)		3,600	3,852,000
Gilead Sciences, Inc.
2.95%, 3/1/27		800	747,881
Grifols S.A.
3.20%, 5/1/25(9)	EUR	550	630,417
HCA Healthcare, Inc.
6.25%, 2/15/21		1,710	1,778,400
HCA, Inc.
6.50%, 2/15/20		3,215	3,355,656
7.50%, 2/15/22		2,930	3,193,700
4.75%, 5/1/23		1,125	1,125,000
5.875%, 2/15/26		2,705	2,735,431
4.50%, 2/15/27		1,515	1,429,781
Hologic, Inc.
4.375%, 10/15/25(8)		1,665	1,594,237
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(8)		1,629	1,714,522
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21(8)		1,405	1,427,831
12.50%, 11/1/21(8)		2,965	3,291,150
Medtronic Global Holdings SCA
3.35%, 4/1/27		750	731,244
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(8)		2,150	2,209,125

Security	Principal Amount* (000’s omitted)		Value
Polaris Intermediate Corp.
8.50%, (8.50% cash or 9.25% PIK), 12/1/22(8)(15)		2,940	$3,042,900
Synlab Bondco PLC
3.50%, (3 mo. EURIBOR + 3.50%), 7/1/22(9)(12)	EUR	580	676,806
Team Health Holdings, Inc.
6.375%, 2/1/25(8)		2,020	1,747,300
Teleflex, Inc.
5.25%, 6/15/24		790	817,650
4.625%, 11/15/27		1,055	1,000,931
Tenet Healthcare Corp.
6.00%, 10/1/20		1,795	1,851,094
7.50%, 1/1/22(8)		680	709,750
8.125%, 4/1/22		2,040	2,136,900
6.75%, 6/15/23		325	324,594
UnitedHealth Group, Inc.
3.375%, 4/15/27		475	460,751
WellCare Health Plans, Inc.
5.25%, 4/1/25		3,275	3,266,812

			$59,066,037

Home Furnishings — 0.1%
Harman International Industries, Inc.
4.15%, 5/15/25		940	$938,102

			$938,102

Industrial Equipment — 0.4%
ABG Orphan Holdco S.a.r.l.
14.00%, (5.00% cash, 9.00% PIK), 2/28/21(8)		175	$187,179
BlueLine Rental Finance Corp./BlueLine Rental, LLC
9.25%, 3/15/24(8)		1,010	1,077,064
Cleaver-Brooks, Inc.
7.875%, 3/1/23(8)		670	691,775
Orano SA
4.875%, 9/23/24	EUR	450	553,210
Titan Acquisition, Ltd./Titan Co-Borrower, LLC
7.75%, 4/15/26(8)		3,895	3,641,825
Wabtec Corp.
3.45%, 11/15/26		1,000	925,346

			$7,076,399

Insurance — 0.8%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(8)		5,430	$5,619,371
Ardonagh Midco 3 PLC
8.375%, 7/15/23(9)	GBP	440	588,629
8.625%, 7/15/23(8)		2,335	2,381,700
Athene Holding, Ltd.
4.125%, 1/12/28		1,000	923,579
Berkshire Hathaway Energy Co.
4.50%, 2/1/45		680	697,816
Hub International, Ltd.
7.00%, 5/1/26(8)		2,365	2,341,350
MGIC Investment Corp.
5.75%, 8/15/23		1,000	1,025,000

Security	Principal Amount* (000’s omitted)		Value
Willis North America, Inc.
3.60%, 5/15/24		730	$706,108

			$14,283,553

Internet Software & Services — 0.7%
eDreams Odigeo SA
8.50%, 8/1/21(9)	EUR	244	$296,841
Netflix, Inc.
5.50%, 2/15/22		1,825	1,886,594
4.875%, 4/15/28(8)		1,665	1,589,109
5.875%, 11/15/28(8)		1,810	1,836,607
Riverbed Technology, Inc.
8.875%, 3/1/23(8)		3,495	3,326,366
Symantec Corp.
5.00%, 4/15/25(8)		2,495	2,422,643

			$11,358,160

Leisure Goods/Activities/Movies — 0.9%
AMC Entertainment Holdings, Inc.
6.375%, 11/15/24	GBP	225	$301,472
5.875%, 11/15/26		710	685,150
6.125%, 5/15/27		2,545	2,481,375
Cinemark USA, Inc.
4.875%, 6/1/23		2,730	2,688,709
Mattel, Inc.
6.75%, 12/31/25(8)		555	541,819
National CineMedia, LLC
6.00%, 4/15/22		725	740,406
NCL Corp., Ltd.
4.75%, 12/15/21(8)		1,086	1,086,000
Sabre GLBL, Inc.
5.375%, 4/15/23(8)		855	867,825
Viking Cruises, Ltd.
6.25%, 5/15/25(8)		1,690	1,664,650
5.875%, 9/15/27(8)		4,760	4,510,100

			$15,567,506

Lodging and Casinos — 2.4%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(8)		4,027	$3,820,616
Eldorado Resorts, Inc.
6.00%, 4/1/25		1,450	1,459,062
ESH Hospitality, Inc.
5.25%, 5/1/25(8)		1,260	1,219,050
Gateway Casinos & Entertainment, Ltd.
8.25%, 3/1/24(8)		255	269,663
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20		2,650	2,686,437
5.75%, 6/1/28		1,125	1,139,063
Golden Nugget, Inc.
6.75%, 10/15/24(8)		3,745	3,755,037
8.75%, 10/1/25(8)		1,995	2,054,271
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24		1,410	1,344,788

Security	Principal Amount* (000’s omitted)		Value
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21(8)		1,395	$1,440,337
10.25%, 11/15/22(8)		1,310	1,421,350
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24		480	488,400
4.50%, 9/1/26		895	835,706
MGM Resorts International
6.625%, 12/15/21		2,455	2,590,025
7.75%, 3/15/22		3,340	3,648,950
5.75%, 6/15/25		1,445	1,450,419
NH Hotel Group S.A.
3.75%, 10/1/23(9)	EUR	250	304,489
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		1,215	1,211,963
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(8)(13)		2,270	2,298,375
Studio City Co., Ltd.
7.25%, 11/30/21(8)		845	874,575
Tunica-Biloxi Gaming Authority
3.78%, 12/15/20(8)		4,721	1,168,397
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23		2,969	3,310,155
Wyndham Destinations, Inc.
4.15%, 4/1/24		1,200	1,186,500
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(8)		335	313,644

			$40,291,272

Machinery — 0.2%
Cloud Crane, LLC
10.125%, 8/1/24(8)		1,625	$1,750,937
Nvent Finance S.a.r.l.
4.55%, 4/15/28(8)		1,000	982,703

			$2,733,640

Manufacturing — 0.2%
Novelis Corp.
6.25%, 8/15/24(8)		1,065	$1,067,663
5.875%, 9/30/26(8)		1,530	1,468,800

			$2,536,463

Media — 0.0%(14)
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24(8)		135	$125,381
MDC Partners, Inc.
6.50%, 5/1/24(8)		200	174,500

			$299,881

Metals/Mining — 0.5%
Alcoa Nederland Holding B.V.
6.75%, 9/30/24(8)		670	$709,925
7.00%, 9/30/26(8)		200	213,000
6.125%, 5/15/28(8)		970	978,488

Security	Principal Amount* (000’s omitted)		Value
Constellium N.V.
4.25%, 2/15/26(8)	EUR	1,000	$1,139,131
4.25%, 2/15/26(9)	EUR	400	455,652
5.875%, 2/15/26(8)		1,205	1,165,837
Hudbay Minerals, Inc.
7.25%, 1/15/23(8)		1,015	1,050,525
7.625%, 1/15/25(8)		1,825	1,920,812
Yamana Gold, Inc.
4.625%, 12/15/27		1,000	959,576

			$8,592,946

Nonferrous Metals/Minerals — 1.1%
Eldorado Gold Corp.
6.125%, 12/15/20(8)		3,750	$3,628,125
First Quantum Minerals, Ltd.
7.00%, 2/15/21(8)		655	662,778
7.25%, 4/1/23(8)		2,010	2,015,025
7.50%, 4/1/25(8)		3,755	3,719,891
6.875%, 3/1/26(8)		1,765	1,694,400
Imperial Metals Corp.
7.00%, 3/15/19(8)		880	787,600
New Gold, Inc.
6.25%, 11/15/22(8)		2,130	2,156,625
6.375%, 5/15/25(8)		695	686,312
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.50%, 6/15/25(8)		1,530	1,564,425
Teck Resources, Ltd.
6.00%, 8/15/40		350	341,250
5.20%, 3/1/42		315	277,594
5.40%, 2/1/43		700	630,000

			$18,164,025

Oil and Gas — 6.9%
Aker BP ASA
5.875%, 3/31/25(8)		965	$997,328
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.625%, 5/20/24		280	276,850
5.50%, 5/20/25		3,020	2,940,725
5.875%, 8/20/26		354	346,920
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp.
5.25%, 1/15/25		230	236,010
Antero Resources Corp.
5.375%, 11/1/21		2,715	2,759,119
5.625%, 6/1/23		270	274,725
Berry Petroleum Co., LLC
7.00%, 2/15/26(8)		1,385	1,419,625
Canbriam Energy, Inc.
9.75%, 11/15/19(8)		2,265	2,298,975
Centennial Resource Production, LLC
5.375%, 1/15/26(8)		2,175	2,120,625
Cheniere Corpus Christi Holdings, LLC
7.00%, 6/30/24		340	371,875
5.875%, 3/31/25		2,065	2,155,344

Security	Principal Amount* (000’s omitted)	Value
Cheniere Energy Partners, L.P.
5.25%, 10/1/25(8)	1,590	$1,554,940
Chesapeake Energy Corp.
8.00%, 12/15/22(8)	98	103,238
CrownRock, L.P./CrownRock Finance, Inc.
5.625%, 10/15/25(8)	4,165	4,029,637
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,412	5,547,300
Denbury Resources, Inc.
9.00%, 5/15/21(8)	650	690,430
Diamondback Energy, Inc.
4.75%, 11/1/24	490	479,588
5.375%, 5/31/25	1,235	1,239,631
Ecopetrol S.A.
5.875%, 5/28/45	1,000	952,200
Endeavor Energy Resources, L.P./EER Finance, Inc.
5.50%, 1/30/26(8)	1,045	1,016,263
5.75%, 1/30/28(8)	1,390	1,360,462
Energy Transfer Equity, L.P.
7.50%, 10/15/20	1,950	2,084,062
5.875%, 1/15/24	875	899,063
Energy Transfer Partners, L.P.
Series A, 6.25% to 2/15/23(10)(11)	1,345	1,248,328
EP Energy, LLC/Everest Acquisition Finance, Inc.
8.00%, 11/29/24(8)	875	888,125
8.00%, 2/15/25(8)	1,350	1,053,000
7.75%, 5/15/26(8)	630	645,750
Extraction Oil & Gas, Inc.
7.375%, 5/15/24(8)	535	563,088
5.625%, 2/1/26(8)	2,455	2,353,879
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(8)	2,485	2,559,550
Gulfport Energy Corp.
6.625%, 5/1/23	2,085	2,111,062
6.00%, 10/15/24	1,175	1,136,812
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.00%, 8/1/24(8)	525	532,875
Hunt Oil Co. of Peru, LLC
6.375%, 6/1/28(8)	425	434,031
Jagged Peak Energy, LLC
5.875%, 5/1/26(8)	288	282,960
Kinder Morgan Energy Partners, L.P.
4.30%, 5/1/24	1,025	1,023,553
Matador Resources Co.
6.875%, 4/15/23	2,675	2,808,750
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26(8)	1,915	1,878,443
Nabors Industries, Inc.
4.625%, 9/15/21	255	250,538
5.50%, 1/15/23	1,840	1,768,240
5.75%, 2/1/25(8)	1,985	1,880,787
Neptune Energy Bondco PLC
6.625%, 5/15/25(9)	250	243,750

Security	Principal Amount* (000’s omitted)	Value
Oasis Petroleum, Inc.
6.875%, 3/15/22	1,997	$2,036,361
6.875%, 1/15/23	910	927,063
Oceaneering International, Inc.
4.65%, 11/15/24	1,250	1,195,201
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(8)	345	358,800
5.375%, 1/15/25(8)	1,240	1,236,900
5.25%, 8/15/25(8)	1,170	1,155,375
5.625%, 10/15/27(8)	923	918,385
PBF Holding Co., LLC/PBF Finance Corp.
7.00%, 11/15/23	730	759,200
7.25%, 6/15/25	990	1,043,213
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	1,800	1,824,750
Petrobras Global Finance B.V.
5.299%, 1/27/25(8)	1,500	1,387,875
Petroleos Mexicanos
6.75%, 9/21/47	1,000	953,000
Precision Drilling Corp.
6.50%, 12/15/21	122	125,439
7.75%, 12/15/23	90	95,175
7.125%, 1/15/26(8)	500	514,750
QEP Resources, Inc.
5.625%, 3/1/26	1,409	1,350,879
Resolute Energy Corp.
8.50%, 5/1/20	560	560,000
Rowan Cos., Inc.
4.875%, 6/1/22	1,810	1,719,500
RSP Permian, Inc.
6.625%, 10/1/22	3,090	3,254,388
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	935	978,364
5.625%, 3/1/25	1,910	2,033,790
SESI, LLC
7.75%, 9/15/24	220	226,875
Seven Generations Energy, Ltd.
6.875%, 6/30/23(8)	1,250	1,295,312
5.375%, 9/30/25(8)	1,710	1,648,012
Shelf Drilling Holdings, Ltd.
8.25%, 2/15/25(8)	2,715	2,745,544
SM Energy Co.
6.125%, 11/15/22	750	772,500
6.50%, 1/1/23	1,995	2,024,925
6.75%, 9/15/26	1,010	1,017,575
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp.
5.50%, 1/15/28(8)	3,305	3,271,950
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.
5.875%, 4/15/26(8)	985	993,619
Tervita Escrow Corp.
7.625%, 12/1/21(8)	2,775	2,844,375
Transocean Guardian, Ltd.
5.875%, 1/15/24(8)(13)	1,060	1,054,700

Security	Principal Amount* (000’s omitted)	Value
Transocean, Inc.
7.50%, 1/15/26(8)	650	$661,781
Transportadora de Gas del Sur S.A.
6.75%, 5/2/25(8)	500	460,000
Trinidad Drilling, Ltd.
6.625%, 2/15/25(8)	1,675	1,620,562
Weatherford International, Ltd.
8.25%, 6/15/23	360	358,052
9.875%, 2/15/24	835	847,258
Whiting Petroleum Corp.
6.625%, 1/15/26(8)	2,070	2,137,275
WildHorse Resource Development Corp.
6.875%, 2/1/25	3,128	3,206,200
Williams Cos., Inc. (The)
3.70%, 1/15/23	1,605	1,560,862
4.55%, 6/24/24	1,240	1,246,200
5.75%, 6/24/44	790	820,613
Woodside Finance, Ltd.
3.70%, 9/15/26(8)	1,000	962,266

		$116,023,320

Packaging & Containers — 0.5%
ARD Finance S.A.
7.125%, (7.125% cash or 7.875% PIK), 9/15/23(15)	2,025	$2,035,125
ARD Securities Finance S.a.r.l.
8.75%, 1/31/23(8)	5,625	5,751,563

		$7,786,688

Pharmaceuticals — 0.4%
AbbVie, Inc.
4.45%, 5/14/46	380	$364,502
CVS Health Corp.
4.78%, 3/25/38	2,245	2,226,116
Teva Pharmaceutical Finance Netherlands III B.V.
6.00%, 4/15/24	2,500	2,499,582
Vizient, Inc.
10.375%, 3/1/24(8)	1,005	1,113,037

		$6,203,237

Pipelines — 0.3%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.
5.375%, 9/15/24	620	$627,750
Georgian Oil and Gas Corp. JSC
6.75%, 4/26/21(9)	615	621,049
NGPL PipeCo, LLC
4.375%, 8/15/22(8)	340	337,875
Plains All American Pipeline, L.P.
Series B, 6.125% to 11/15/22(10)(11)	1,850	1,743,625
Western Gas Partners, L.P.
4.65%, 7/1/26	1,025	1,008,268

		$4,338,567

Security	Principal Amount* (000’s omitted)	Value
Publishing — 0.3%
Laureate Education, Inc.
8.25%, 5/1/25(8)	2,835	$3,038,780
Tribune Media Co.
5.875%, 7/15/22	1,390	1,409,807

		$4,448,587

Radio and Television — 0.6%
CBS Radio, Inc.
7.25%, 11/1/24(8)	1,080	$1,034,100
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	468,825
Series A, 6.50%, 11/15/22	1,100	1,122,000
Series B, 6.50%, 11/15/22	2,130	2,183,250
iHeartCommunications, Inc.
9.00%, 12/15/19(6)	226	172,325
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	1,250	1,259,375
Salem Media Group, Inc.
6.75%, 6/1/24(8)	150	136,875
Sirius XM Radio, Inc.
6.00%, 7/15/24(8)	2,830	2,890,137
5.00%, 8/1/27(8)	1,609	1,508,438

		$10,775,325

Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates, L.P.
5.25%, 12/1/23	1,465	$1,275,552
DDR Corp.
3.625%, 2/1/25	781	741,950
EPR Properties
4.50%, 6/1/27	1,100	1,052,103
Mattamy Group Corp.
6.875%, 12/15/23(8)	2,145	2,184,897
6.50%, 10/1/25(8)	1,300	1,281,228
VEREIT Operating Partnership, L.P.
3.95%, 8/15/27	1,060	990,221

		$7,525,951

Retailers (Except Food and Drug) — 0.9%
Dollar Tree, Inc.
4.00%, 5/15/25	1,200	$1,174,287
L Brands, Inc.
5.625%, 2/15/22	790	805,800
6.875%, 11/1/35	1,560	1,396,200
Macy’s Retail Holdings, Inc.
6.70%, 7/15/34	785	820,017
4.30%, 2/15/43	1,252	976,819
Murphy Oil USA, Inc.
6.00%, 8/15/23	4,165	4,279,538
5.625%, 5/1/27	560	549,500
Nordstrom, Inc.
5.00%, 1/15/44	500	462,301

Security	Principal Amount* (000’s omitted)		Value
Party City Holdings, Inc.
6.125%, 8/15/23(8)		2,910	$2,939,100
Signet UK Finance PLC
4.70%, 6/15/24		644	605,663
Tapestry, Inc.
4.125%, 7/15/27		1,000	955,009
Walmart, Inc.
3.55%, 6/26/25		1,000	1,007,060

			$15,971,294

Road & Rail — 0.1%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)		1,990	$2,029,800

			$2,029,800

Software and Services — 0.5%
Camelot Finance S.A.
7.875%, 10/15/24(8)		1,115	$1,120,575
Gartner, Inc.
5.125%, 4/1/25(8)		795	793,013
IHS Markit, Ltd.
5.00%, 11/1/22(8)		2,240	2,270,800
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(8)(15)		2,090	2,103,062
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25(8)		1,915	1,948,513
Microsoft Corp.
3.30%, 2/6/27		890	879,348

			$9,115,311

Steel — 0.3%
Allegheny Ludlum, LLC
6.95%, 12/15/25		225	$229,500
Allegheny Technologies, Inc.
5.95%, 1/15/21		455	459,550
7.875%, 8/15/23		3,195	3,450,600
Big River Steel, LLC/BRS Finance Corp.
7.25%, 9/1/25(8)		635	654,114

			$4,793,764

Super Retail — 0.0%(14)
Dufry Finance SCA
4.50%, 8/1/23(9)	EUR	500	$604,152

			$604,152

Surface Transport — 1.0%
Anglian Water Osprey Financing PLC
4.00%, 3/8/26(9)	GBP	225	$272,903
CMA CGM S.A.
7.75%, 1/15/21(9)	EUR	200	230,507
5.25%, 1/15/25(9)	EUR	185	176,124
DAE Funding, LLC
4.50%, 8/1/22(8)		1,050	1,021,125
5.00%, 8/1/24(8)		1,745	1,680,435

Security	Principal Amount* (000’s omitted)		Value
Debt and Asset Trading Corp.
1.00%, 10/10/25(9)		2,600	$1,826,500
Dubai DOF Sukuk, Ltd.
3.875%, 1/30/23(9)		2,000	2,007,320
Flexi-Van Leasing, Inc.
10.00%, 2/15/23(8)		1,785	1,691,288
Moto Finance PLC
4.50%, 10/1/22(9)	GBP	250	329,492
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(8)		2,990	2,971,343
5.50%, 2/15/24(8)		1,333	1,319,390
XPO Logistics, Inc.
6.50%, 6/15/22(8)		3,035	3,122,256
6.125%, 9/1/23(8)		705	722,421

			$17,371,104

Technology — 0.6%
Abengoa Finance S.A.
7.75%, 3/31/27(6)(8)		1,125	$40,275
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(8)		100	101,607
7.125%, 6/15/24(8)		2,440	2,587,227
6.02%, 6/15/26(8)		1,945	2,047,875
Exela Intermediate, LLC/Exela Finance, Inc.
10.00%, 7/15/23(8)		1,380	1,416,225
International Game Technology PLC
6.50%, 2/15/25(8)		720	747,000
Israel Electric Corp., Ltd.
5.00%, 11/12/24(8)(9)		1,800	1,852,200
Safari Holding Verwaltungs GmbH
5.375%, 11/30/22(9)	EUR	250	289,461
Western Union Co. (The)
6.20%, 11/17/36		637	653,667

			$9,735,537

Telecommunications — 4.0%
Altice Financing S.A.
6.625%, 2/15/23(8)		865	$854,620
Altice Luxembourg S.A.
7.25%, 5/15/22(9)	EUR	204	240,167
7.75%, 5/15/22(8)		2,625	2,549,531
AT&T, Inc.
4.75%, 5/15/46		380	340,430
CenturyLink, Inc.
5.80%, 3/15/22		210	208,950
6.75%, 12/1/23		1,695	1,707,713
7.50%, 4/1/24		420	432,600
CommScope Technologies, LLC
6.00%, 6/15/25(8)		2,546	2,612,833
5.00%, 3/15/27(8)		2,515	2,373,531
Digicel, Ltd.
6.00%, 4/15/21(8)		2,305	2,088,906

Security	Principal Amount* (000’s omitted)		Value
DKT Finance ApS
7.00%, 6/17/23(9)(13)	EUR	295	$349,453
9.375%, 6/17/23(8)(13)		1,030	1,045,450
Equinix, Inc.
5.875%, 1/15/26		2,725	2,767,238
2.875%, 2/1/26	EUR	440	486,681
5.375%, 5/15/27		1,010	1,010,000
Frontier Communications Corp.
10.50%, 9/15/22		815	743,688
7.625%, 4/15/24		285	198,075
6.875%, 1/15/25		1,845	1,196,944
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,912	2,991,206
5.25%, 8/1/26		1,245	1,171,856
6.625%, 8/1/26		770	714,175
Intelsat Jackson Holdings S.A.
7.50%, 4/1/21		220	219,450
5.50%, 8/1/23		1,525	1,372,043
8.00%, 2/15/24(8)		490	515,725
Level 3 Financing, Inc.
5.375%, 1/15/24		2,190	2,151,675
Level 3 Parent, LLC
5.75%, 12/1/22		330	330,825
Matterhorn Telecom SA
3.875%, 5/1/22(9)	EUR	250	295,937
Nokia Oyj
4.375%, 6/12/27		1,025	966,063
Qualitytech, L.P./QTS Finance Corp.
4.75%, 11/15/25(8)		795	748,055
SBA Communications Corp.
4.00%, 10/1/22(8)		1,020	980,475
4.875%, 9/1/24		460	441,158
Sprint Capital Corp.
6.875%, 11/15/28		990	952,875
Sprint Communications, Inc.
9.00%, 11/15/18(8)		5,014	5,120,547
7.00%, 8/15/20		3,605	3,740,187
6.00%, 11/15/22		365	362,719
Sprint Corp.
7.25%, 9/15/21		3,265	3,403,762
7.875%, 9/15/23		10,250	10,653,594
7.625%, 2/15/25		1,785	1,834,088
7.625%, 3/1/26		1,360	1,388,900
T-Mobile USA, Inc.
6.375%, 3/1/25		1,395	1,450,800
6.50%, 1/15/26		595	614,159
4.50%, 2/1/26		980	916,300
4.75%, 2/1/28		1,045	967,931
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(12)	EUR	650	633,842

Security	Principal Amount* (000’s omitted)		Value
Zayo Group, LLC/Zayo Capital, Inc.
6.375%, 5/15/25		1,700	$1,738,250
5.75%, 1/15/27(8)		335	329,975

			$68,213,382

Transportation — 0.1%
A.P. Moller - Maersk A/S
3.75%, 9/22/24(8)		1,025	$998,632
JSL Europe S.A.
7.75%, 7/26/24(8)		1,000	902,500

			$1,901,132

Utilities — 1.5%
AES Corp. (The)
4.00%, 3/15/21		1,060	$1,057,350
5.50%, 4/15/25		309	312,863
6.00%, 5/15/26		1,655	1,721,200
5.125%, 9/1/27		165	165,000
Calpine Corp.
5.50%, 2/1/24		285	262,913
5.75%, 1/15/25		2,862	2,624,096
5.25%, 6/1/26(8)		1,040	984,100
ITC Holdings Corp.
5.30%, 7/1/43		660	740,532
Kansas City Power & Light Co.
4.20%, 6/15/47		750	739,723
NextEra Energy Operating Partners, L.P.
4.25%, 9/15/24(8)		660	636,900
NRG Energy, Inc.
7.25%, 5/15/26		3,000	3,210,000
5.75%, 1/15/28(8)		1,455	1,433,175
Pattern Energy Group, Inc.
5.875%, 2/1/24(8)		970	972,425
Southern Co. (The)
3.25%, 7/1/26		1,000	939,972
Southwestern Electric Power Co.
6.20%, 3/15/40		696	862,774
TerraForm Power Operating, LLC
4.25%, 1/31/23(8)		655	633,712
6.625%, 6/15/25(8)		580	619,875
5.00%, 1/31/28(8)		985	936,981
Thames Water Kemble Finance PLC
5.875%, 7/15/22(9)	GBP	450	630,956
Vistra Energy Corp.
7.375%, 11/1/22		1,130	1,183,675
7.625%, 11/1/24		1,733	1,856,476
8.00%, 1/15/25(8)		770	830,406
8.125%, 1/30/26(8)		2,315	2,523,350

			$25,878,454

Total Corporate Bonds & Notes (identified cost $867,868,130)			$856,763,075

Foreign Corporate Bonds — 0.1%

Security	Principal Amount (000’s omitted)		Value
Export-Import Bank of India, 3.375%, 8/5/26(9)		$1,700	$1,564,957

			$1,564,957

Total Foreign Corporate Bonds (identified cost $1,663,901)			$1,564,957

Foreign Government Securities — 4.8%

Security	Principal Amount* (000’s omitted)		Value
Albania — 0.2%
Republic of Albania
5.75%, 11/12/20(9)	EUR	2,000	$2,563,321

Total Albania			$2,563,321

Angola — 0.2%
Republic of Angola
8.25%, 5/9/28(9)		1,321	$1,325,526
9.375%, 5/8/48(9)		1,314	1,330,289

Total Angola			$2,655,815

Argentina — 0.2%
Republic of Argentina
3.875%, 1/15/22(9)	EUR	425	$476,760
6.25%, 11/9/47	EUR	1,422	1,299,628
6.875%, 1/11/48		1,318	999,057

Total Argentina			$2,775,445

Armenia — 0.1%
Republic of Armenia
6.00%, 9/30/20(9)		700	$717,815
7.15%, 3/26/25(9)		1,675	1,759,588

Total Armenia			$2,477,403

Barbados — 0.1%
Barbados Government International Bond
6.625%, 12/5/35(6)(9)		2,300	$1,224,060
7.00%, 8/4/22(6)(9)		712	385,690
7.25%, 12/15/21(6)(9)		892	473,831

Total Barbados			$2,083,581

Belarus — 0.1%
Republic of Belarus
6.875%, 2/28/23(9)		500	$518,713
7.625%, 6/29/27(9)		500	523,807

Total Belarus			$1,042,520

Colombia — 0.1%
Republic of Colombia
2.625%, 3/15/23		2,250	$2,139,469

Total Colombia			$2,139,469

Security	Principal Amount* (000’s omitted)		Value
Croatia — 0.1%
Croatia
3.875%, 5/30/22(9)	EUR	1,601	$2,071,102

Total Croatia			$2,071,102

Dominican Republic — 0.2%
Dominican Republic International Bond
8.625%, 4/20/27(9)		2,671	$3,038,262

Total Dominican Republic			$3,038,262

Egypt — 0.2%
Egypt Government International Bond
6.125%, 1/31/22(9)		2,650	$2,612,757

Total Egypt			$2,612,757

El Salvador — 0.3%
Republic of El Salvador
7.375%, 12/1/19(9)		1,210	$1,242,960
7.75%, 1/24/23(9)		1,800	1,897,866
8.25%, 4/10/32(9)		1,001	1,035,575
8.625%, 2/28/29(9)		1,039	1,114,327

Total El Salvador			$5,290,728

Fiji — 0.1%
Republic of Fiji
6.625%, 10/2/20(9)		2,443	$2,473,606

Total Fiji			$2,473,606

Georgia — 0.1%
Republic of Georgia
6.875%, 4/12/21(9)		939	$1,001,875

Total Georgia			$1,001,875

Greece — 0.0%(14)
Hellenic Republic Government Bond
3.50%, 1/30/23(9)	EUR	380	$452,187

Total Greece			$452,187

Honduras — 0.2%
Honduras Government International Bond
6.25%, 1/19/27(9)		150	$151,080
7.50%, 3/15/24(9)		200	214,200
8.75%, 12/16/20(9)		3,323	3,604,458

Total Honduras			$3,969,738

Hungary — 0.1%
Hungary Government Bond
5.75%, 11/22/23		820	$884,010

Total Hungary			$884,010

Indonesia — 0.2%
Republic of Indonesia
3.70%, 1/8/22(9)		4,230	$4,190,987

Total Indonesia			$4,190,987

Security	Principal Amount* (000’s omitted)		Value
Ivory Coast — 0.0%(14)
Ivory Coast
5.125%, 6/15/25(9)	EUR	435	$511,927

Total Ivory Coast			$511,927

Lebanon — 0.1%
Lebanese Republic
5.15%, 11/12/18(9)		2,200	$2,197,228

Total Lebanon			$2,197,228

Macedonia — 0.3%
Republic of Macedonia
2.75%, 1/18/25(9)	EUR	110	$126,325
3.975%, 7/24/21(9)	EUR	2,496	3,098,463
4.875%, 12/1/20(9)	EUR	788	999,369

Total Macedonia			$4,224,157

Nigeria — 0.0%(14)
Republic of Nigeria
6.75%, 1/28/21(9)		550	$560,497

Total Nigeria			$560,497

Poland — 0.1%
Republic of Poland
4.00%, 1/22/24		890	$905,232

Total Poland			$905,232

Romania — 0.2%
Romania Government Bond
6.75%, 2/7/22(9)		2,400	$2,619,466

Total Romania			$2,619,466

Rwanda — 0.2%
Republic of Rwanda
6.625%, 5/2/23(9)		3,896	$3,885,824

Total Rwanda			$3,885,824

Saudi Arabia — 0.1%
Saudi Government International Bond
3.25%, 10/26/26(9)		2,300	$2,159,521

Total Saudi Arabia			$2,159,521

Senegal — 0.0%(14)
Republic of Senegal
4.75%, 3/13/28(9)	EUR	315	$343,794

Total Senegal			$343,794

Serbia — 0.2%
Republic of Serbia
4.875%, 2/25/20(9)		2,615	$2,659,505
5.875%, 12/3/18(9)		980	990,614

Total Serbia			$3,650,119

Seychelles — 0.1%
Republic of Seychelles
8.00%, 1/1/26(9)		1,792	$1,846,147

Total Seychelles			$1,846,147

Security	Principal Amount* (000’s omitted)		Value
Sri Lanka — 0.3%
Republic of Sri Lanka
6.125%, 6/3/25(9)		4,230	$3,963,231
6.85%, 11/3/25(9)		1,000	970,041

Total Sri Lanka			$4,933,272

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24(9)	EUR	2,125	$2,431,068

Total Tunisia			$2,431,068

Turkey — 0.5%
Republic of Turkey
5.625%, 3/30/21		2,380	$2,371,111
6.125%, 10/24/28		2,747	2,579,570
6.25%, 9/26/22		1,230	1,236,145
7.00%, 6/5/20		2,390	2,450,873

Total Turkey			$8,637,699

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 9/1/20(9)		900	$895,500

Total Ukraine			$895,500

Total Foreign Government Securities (identified cost $84,103,202)			$81,524,257

Sovereign Loans — 0.5%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.1%
Government of Barbados
Term Loan, 0.00%, Maturing December 20, 2019(6)(12)(16)		$1,200	$612,360

Total Barbados			$612,360

Kenya — 0.0%(14)
Government of Kenya
Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(12)		$200	$200,500

Total Kenya			$200,500

Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 8.31%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(12)		$1,900	$1,876,911

Total Nigeria			$1,876,911

Tanzania — 0.3%
Government of the United Republic of Tanzania
Term Loan, 7.70%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(12)		$3,575	$3,612,344

Borrower	Principal Amount (000’s omitted)	Value
Tanzania
Term Loan, 7.53%, (3 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(12)	$1,700	$1,681,817

Total Tanzania		$5,294,161

Total Sovereign Loans (identified cost $8,540,982)		$7,983,932

Mortgage Pass-Throughs — 9.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2019	$273	$273,773
5.50%, with maturity at 2032	689	743,244
6.00%, with maturity at 2021	18	17,901
6.50%, with various maturities to 2036	5,555	6,135,840
7.00%, with various maturities to 2036(17)	5,437	6,066,432
7.13%, with maturity at 2023	78	82,123
7.50%, with various maturities to 2035	3,831	4,234,367
7.65%, with maturity at 2022	60	62,011
8.00%, with various maturities to 2034	1,912	2,089,223
8.25%, with maturity at 2020	7	6,919
8.30%, with maturity at 2020	81	81,123
8.50%, with various maturities to 2031	1,189	1,327,704
9.00%, with various maturities to 2031	183	198,546
9.50%, with various maturities to 2025	91	93,503
10.00%, with maturity at 2020	5	5,044
10.50%, with maturity at 2020	5	4,701

		$21,422,454

Federal National Mortgage Association:
2.749%, (COF + 1.252%), with maturity at 2036(18)	$1,034	$1,013,944
3.487%, (1 yr. CMT + 2.25%), with maturity at 2022(18)	81	81,981
3.659%, (1 yr. CMT + 2.254%), with maturity at 2036(18)	9,941	10,469,089
3.673%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(18)	1,817	1,895,951
4.50%, with maturity at 2042(17)	9,020	9,472,291
5.00%, with various maturities to 2040(17)	9,482	10,140,544
5.50%, with various maturities to 2033	1,042	1,130,136
6.00%, with various maturities to 2029	2,191	2,321,945
6.324%, (COF + 2.00%), with maturity at 2032(18)	2,822	3,029,239
6.50%, with various maturities to 2036(17)	22,784	25,190,835
6.75%, with maturity at 2023	54	57,106
7.00%, with various maturities to 2037	10,591	11,850,030
7.50%, with various maturities to 2035	4,416	4,973,885
7.887%, with maturity at 2027(19)	290	320,575
8.00%, with various maturities to 2034	1,341	1,492,774
8.261%, with maturity at 2024(19)	16	17,444
8.27%, with maturity at 2028(19)	84	94,279
8.287%, with maturity at 2029(19)	72	79,951
8.378%, with maturity at 2027(19)	96	107,780
8.50%, with various maturities to 2037	1,162	1,297,622

Security	Principal Amount (000’s omitted)	Value
9.00%, with various maturities to 2032	$1,645	$1,811,086
9.276%, with maturity at 2025(19)	12	12,679
9.50%, with various maturities to 2030	578	631,285
10.00%, with various maturities to 2020	3	3,578
10.50%, with maturity at 2021	42	45,371

		$87,541,400

Government National Mortgage Association:
4.50%, with maturity at 2047(17)	$10,283	$10,703,987
5.00%, with various maturities to 2048(17)	27,849	29,307,521
6.00%, with maturity at 2024	506	534,891
6.50%, with maturity at 2024(17)	2,854	3,048,881
7.00%, with maturity at 2026	235	259,041
7.50%, with various maturities to 2032(17)	5,375	5,919,639
8.00%, with various maturities to 2034(17)	3,424	3,880,475
8.30%, with maturity at 2020	21	21,837
8.50%, with maturity at 2022	130	138,720
9.00%, with various maturities to 2025	632	694,606
9.50%, with various maturities to 2021	220	230,806
10.00%, with maturity at 2019	6	6,164

		$54,746,568

Total Mortgage Pass-Throughs (identified cost $162,358,785)		$163,710,422

Collateralized Mortgage Obligations — 26.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$279	$294,566
Series 1497, Class K, 7.00%, 4/15/23	246	262,703
Series 1529, Class Z, 7.00%, 6/15/23	363	389,727
Series 1620, Class Z, 6.00%, 11/15/23	276	291,831
Series 1677, Class Z, 7.50%, 7/15/23	206	222,473
Series 1702, Class PZ, 6.50%, 3/15/24	2,570	2,748,468
Series 2113, Class QG, 6.00%, 1/15/29	584	633,974
Series 2122, Class K, 6.00%, 2/15/29	111	120,035
Series 2130, Class K, 6.00%, 3/15/29	75	81,325
Series 2167, Class BZ, 7.00%, 6/15/29	84	92,420
Series 2182, Class ZB, 8.00%, 9/15/29	878	996,489
Series 2198, Class ZA, 8.50%, 11/15/29	998	1,128,374
Series 2245, Class A, 8.00%, 8/15/27	2,360	2,674,191
Series 2458, Class ZB, 7.00%, 6/15/32	909	1,031,769
Series 3762, Class SH, 6.035%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(20)	770	796,185
Series 4097, Class PE, 3.00%, 11/15/40	1,646	1,633,367
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,258,444
Series 4273, Class SP, 6.713%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(20)	503	556,157
Series 4337, Class YT, 3.50%, 4/15/49	6,098	6,007,482
Series 4407, Class LN, 4.701%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(20)	139	123,556
Series 4416, Class SU, 4.635%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(20)	3,815	3,098,188

Security	Principal Amount (000’s omitted)	Value
Series 4452, Class ZJ, 3.00%, 11/15/44	$2,976	$2,618,205
Series 4584, Class PM, 3.00%, 5/15/46	5,889	5,771,158
Series 4594, Class FM, 2.983%, (1 mo. USD LIBOR + 1.00%), 6/15/46(12)	685	691,228
Series 4608, Class TV, 3.50%, 1/15/55	8,485	8,280,406
Series 4616, Class EZ, 3.00%, 9/15/46	71	61,476
Series 4617, Class CZ, 3.50%, 5/15/46	2,116	2,003,343
Series 4630, Class CZ, 3.00%, 12/15/43	9,711	9,216,779
Series 4637, Class CU, 3.00%, 8/15/44	6,659	6,235,616
Series 4637, Class QF, 2.983%, (1 mo. USD LIBOR + 1.00%), 4/15/44(12)	12,383	12,452,112
Series 4639, Class KF, 3.283%, (1 mo. USD LIBOR + 1.30%), 12/15/44(12)	4,637	4,709,685
Series 4648, Class WF, 2.983%, (1 mo. USD LIBOR + 1.00%), 1/15/47(12)	1,044	1,058,306
Series 4677, Class SB, 8.07%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(20)	3,369	3,317,253
Series 4678, Class PC, 3.00%, 1/15/46	14,214	14,055,122
Series 4746, Class CZ, 4.00%, 11/15/47	1,709	1,670,931
Series 4751, Class ZC, 4.00%, 11/15/47	8,084	7,941,134
Series 4774, Class MH, 4.50%, 12/15/42	9,562	9,909,590
Series 4774, Class QD, 4.50%, 1/15/43	24,329	25,212,727
Series 4776, Class C, 4.50%, 3/15/43	9,775	10,135,147
Interest Only:(21)
Series 267, Class S5, 3.927%, (6.00% - 1 mo. USD LIBOR), 8/15/42(20)	7,990	1,213,011
Series 284, Class S6, 4.027%, (6.10% - 1 mo. USD LIBOR), 10/15/42(20)	4,471	718,563
Series 3727, Class PS, 4.627%, (6.70% - 1 mo. USD LIBOR), 11/15/38(20)	596	6,102
Series 3973, Class SG, 4.577%, (6.65% - 1 mo. USD LIBOR), 4/15/30(20)	3,064	215,010
Series 4067, Class JI, 3.50%, 6/15/27	4,532	470,668
Series 4070, Class S, 4.027%, (6.10% - 1 mo. USD LIBOR), 6/15/32(20)	8,994	1,227,823
Series 4088, Class EI, 3.50%, 9/15/41	11,122	1,773,859
Series 4094, Class CS, 3.927%, (6.00% - 1 mo. USD LIBOR), 8/15/42(20)	4,327	725,244
Series 4095, Class HS, 4.027%, (6.10% - 1 mo. USD LIBOR), 7/15/32(20)	3,051	359,337
Series 4109, Class ES, 4.077%, (6.15% - 1 mo. USD LIBOR), 12/15/41(20)	90	13,964
Series 4109, Class KS, 4.027%, (6.10% - 1 mo. USD LIBOR), 5/15/32(20)	1,070	40,107
Series 4110, Class SA, 3.577%, (5.65% - 1 mo. USD LIBOR), 9/15/42(20)	5,485	659,904
Series 4149, Class S, 4.177%, (6.25% - 1 mo. USD LIBOR), 1/15/33(20)	4,406	635,813
Series 4186, Class IQ, 4.00%, 12/15/28	302	3,388
Series 4188, Class AI, 3.50%, 4/15/28	3,155	284,221
Series 4203, Class QS, 4.177%, (6.25% - 1 mo. USD LIBOR), 5/15/43(20)	8,292	1,049,361
Series 4233, Class GI, 3.50%, 3/15/25	868	13,248
Series 4408, Class IP, 3.50%, 4/15/44	7,213	1,355,296
Series 4435, Class BI, 3.50%, 7/15/44	16,959	3,106,552
Series 4629, Class QI, 3.50%, 11/15/46	8,792	1,499,461
Series 4644, Class TI, 3.50%, 1/15/45	9,300	1,681,240
Series 4653, Class PI, 3.50%, 7/15/44	4,786	722,265
Series 4667, Class PI, 3.50%, 5/15/42	11,948	1,839,734
Series 4676, Class DI, 4.00%, 7/15/44	20,062	3,216,168
Series 4744, Class IO, 4.00%, 11/15/47	12,334	2,602,014
Series 4749, Class IL, 4.00%, 12/15/47	5,745	1,342,738
Series 4767, Class IM, 4.00%, 5/15/45	9,753	1,592,817
Principal Only:(22)
Series 242, Class PO, 0.00%, 11/15/36	5,389	4,710,225
Series 259, Class PO, 0.00%, 4/15/39	3,223	2,875,842
Series 3606, Class PO, 0.00%, 12/15/39	3,593	3,038,228

Security	Principal Amount (000’s omitted)	Value
Series 4417, Class KO, 0.00%, 12/15/43	$553	$340,900
Series 4478, Class PO, 0.00%, 5/15/45	2,730	2,210,721
Series 4754, Class JO, 0.00%, 4/15/44	2,319	1,593,759

		$193,919,525

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 6.741%, (1 mo. USD LIBOR + 4.65%), 10/25/28(12)	$6,250	$7,232,181
Series 2017-DNA2, Class M2, 5.541%, (1 mo. USD LIBOR + 3.45%), 10/25/29(12)	3,000	3,278,078

		$10,510,259

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$1	$983
Series G92-44, Class ZQ, 8.00%, 7/25/22	2	1,599
Series G92-46, Class Z, 7.00%, 8/25/22	115	121,719
Series G92-60, Class Z, 7.00%, 10/25/22	152	160,985
Series G93-35, Class ZQ, 6.50%, 11/25/23	3,453	3,666,414
Series G93-40, Class H, 6.40%, 12/25/23	736	781,190
Series 1989-34, Class Y, 9.85%, 7/25/19	12	12,033
Series 1990-17, Class G, 9.00%, 2/25/20	12	12,688
Series 1990-27, Class Z, 9.00%, 3/25/20	12	12,145
Series 1990-29, Class J, 9.00%, 3/25/20	13	13,867
Series 1990-43, Class Z, 9.50%, 4/25/20	49	50,676
Series 1991-98, Class J, 8.00%, 8/25/21	51	54,402
Series 1992-77, Class ZA, 8.00%, 5/25/22	264	281,832
Series 1992-103, Class Z, 7.50%, 6/25/22	19	20,025
Series 1992-113, Class Z, 7.50%, 7/25/22	46	49,189
Series 1992-185, Class ZB, 7.00%, 10/25/22	74	78,969
Series 1993-16, Class Z, 7.50%, 2/25/23	186	198,966
Series 1993-22, Class PM, 7.40%, 2/25/23	149	159,173
Series 1993-25, Class J, 7.50%, 3/25/23	222	238,518
Series 1993-30, Class PZ, 7.50%, 3/25/23	403	433,913
Series 1993-42, Class ZQ, 6.75%, 4/25/23	548	582,014
Series 1993-56, Class PZ, 7.00%, 5/25/23	83	88,808
Series 1993-156, Class ZB, 7.00%, 9/25/23	98	105,771
Series 1994-45, Class Z, 6.50%, 2/25/24	696	739,128
Series 1994-89, Class ZQ, 8.00%, 7/25/24	476	522,521
Series 1996-57, Class Z, 7.00%, 12/25/26	475	521,119
Series 1997-77, Class Z, 7.00%, 11/18/27	245	270,637
Series 1998-44, Class ZA, 6.50%, 7/20/28	255	278,884
Series 1999-45, Class ZG, 6.50%, 9/25/29	71	78,099
Series 2000-22, Class PN, 6.00%, 7/25/30	864	941,559
Series 2002-1, Class G, 7.00%, 7/25/23	119	126,669
Series 2002-21, Class PE, 6.50%, 4/25/32	600	666,719
Series 2005-75, Class CS, 15.836%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(20)	948	1,524,401
Series 2007-74, Class AC, 5.00%, 8/25/37(17)	6,446	6,872,876
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(20)	699	750,122
Series 2011-109, Class PE, 3.00%, 8/25/41(17)	4,351	4,279,621
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,790	3,077,236
Series 2013-6, Class TA, 1.50%, 1/25/43	5,809	5,574,541
Series 2013-52, Class MD, 1.25%, 6/25/43	6,081	5,463,674
Series 2013-67, Class NF, 3.091%, (1 mo. USD LIBOR + 1.00%), 7/25/43(12)	2,784	2,792,685
Series 2014-64, Class PA, 3.00%, 3/25/44(17)	4,873	4,813,224

Security	Principal Amount (000’s omitted)	Value
Series 2016-22, Class ZE, 3.00%, 6/25/44	$743	$653,803
Series 2017-13, Class KF, 2.983%, (1 mo. USD LIBOR + 1.00%), 2/25/47(12)	1,592	1,609,496
Series 2017-15, Class LE, 3.00%, 6/25/46(17)	16,535	16,279,726
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,128	1,049,199
Series 2017-48, Class LG, 2.75%, 5/25/47	8,992	8,705,534
Series 2017-66, Class ZJ, 3.00%, 9/25/57	3,611	3,205,465
Series 2017-75, Class Z, 3.00%, 9/25/57	2,434	2,162,028
Series 2017-76, Class Z, 3.00%, 10/25/57	3,050	2,787,514
Series 2017-96, Class Z, 3.00%, 12/25/57	8,204	7,634,469
Series 2017-110, Class Z, 3.00%, 2/25/57	7,027	6,499,074
Series 2018-18, Class QD, 4.50%, 5/25/45	38,350	39,845,803
Series 2018-50, Class MZ, 4.50%, 7/25/48	6,974	6,972,436
Interest Only:(21)
Series 2010-99, Class NS, 4.509%, (6.60% - 1 mo. USD LIBOR), 3/25/39(20)	1,676	73,685
Series 2010-124, Class SJ, 3.959%, (6.05% - 1 mo. USD LIBOR), 11/25/38(20)	2,557	140,028
Series 2011-45, Class SA, 4.559%, (6.65% - 1 mo. USD LIBOR), 1/25/29(20)	499	5,994
Series 2011-101, Class IC, 3.50%, 10/25/26	10,939	956,901
Series 2011-101, Class IE, 3.50%, 10/25/26	3,586	314,942
Series 2012-24, Class S, 3.409%, (5.50% - 1 mo. USD LIBOR), 5/25/30(20)	2,448	147,421
Series 2012-33, Class CI, 3.50%, 3/25/27	6,201	567,256
Series 2012-56, Class SU, 4.659%, (6.75% - 1 mo. USD LIBOR), 8/25/26(20)	1,004	44,137
Series 2012-94, Class KS, 4.559%, (6.65% - 1 mo. USD LIBOR), 5/25/38(20)	6,722	788,058
Series 2012-97, Class PS, 4.059%, (6.15% - 1 mo. USD LIBOR), 3/25/41(20)	8,450	1,199,713
Series 2012-103, Class GS, 4.009%, (6.10% - 1 mo. USD LIBOR), 2/25/40(20)	6,333	474,429
Series 2012-118, Class IN, 3.50%, 11/25/42	10,353	2,024,316
Series 2012-124, Class IO, 1.301%, 11/25/42(19)	6,697	283,031
Series 2012-150, Class SK, 4.059%, (6.15% - 1 mo. USD LIBOR), 1/25/43(20)	6,023	795,255
Series 2013-12, Class SP, 3.559%, (5.65% - 1 mo. USD LIBOR), 11/25/41(20)	3,079	324,668
Series 2013-15, Class DS, 4.109%, (6.20% - 1 mo. USD LIBOR), 3/25/33(20)	12,046	1,585,047
Series 2013-16, Class SY, 4.059%, (6.15% - 1 mo. USD LIBOR), 3/25/43(20)	2,734	378,050
Series 2013-54, Class HS, 4.209%, (6.30% - 1 mo. USD LIBOR), 10/25/41(20)	3,776	335,573
Series 2013-64, Class PS, 4.159%, (6.25% - 1 mo. USD LIBOR), 4/25/43(20)	4,671	579,261
Series 2013-75, Class SC, 4.159%, (6.25% - 1 mo. USD LIBOR), 7/25/42(20)	11,057	986,847
Series 2014-32, Class EI, 4.00%, 6/25/44	1,682	365,434
Series 2014-55, Class IN, 3.50%, 7/25/44	4,505	752,517
Series 2014-89, Class IO, 3.50%, 1/25/45	5,726	1,073,617
Series 2015-17, Class SA, 4.109%, (6.20% - 1 mo. USD LIBOR), 11/25/43(20)	6,361	963,033
Series 2015-52, Class MI, 3.50%, 7/25/45	4,972	860,759
Series 2015-95, Class SB, 3.909%, (6.00% - 1 mo. USD LIBOR), 1/25/46(20)	15,754	2,359,464
Series 2016-1, Class SJ, 4.059%, (6.15% - 1 mo. USD LIBOR), 2/25/46(20)	23,526	4,074,867
Series 2017-46, Class NI, 3.00%, 8/25/42	13,171	1,892,953
Series 2018-21, Class IO, 3.00%, 4/25/48	24,573	4,815,739
Principal Only:(22)
Series 379, Class 1, 0.00%, 5/25/37	3,550	3,092,396
Series 2006-8, Class WQ, 0.00%, 3/25/36	4,893	4,171,229

		$180,250,761

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1B1, 7.841%, (1 mo. USD LIBOR + 5.75%), 7/25/29(12)	$4,500	$5,378,823
Series 2017-C03, Class 1B1, 6.941%, (1 mo. USD LIBOR + 4.85%), 10/25/29(12)	2,000	2,247,319
Series 2017-C03, Class 1M2, 5.091%, (1 mo. USD LIBOR + 3.00%), 10/25/29(12)	2,750	2,933,726

		$10,559,868

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$495,098
Series 2016-129, Class ZC, 2.00%, 6/20/45	972	899,828
Series 2017-82, Class CZ, 2.50%, 2/16/43	214	213,585
Series 2017-82, Class TZ, 2.50%, 2/16/43	623	570,684
Series 2017-110, Class ZJ, 3.00%, 7/20/47	54	48,841
Series 2017-121, Class DF, 2.584%, (1 mo. USD LIBOR + 0.50%), 8/20/47(12)	18,430	18,440,104
Series 2017-137, Class AF, 2.584%, (1 mo. USD LIBOR + 0.50%), 9/20/47(12)	10,561	10,528,329
Series 2017-141, Class KZ, 3.00%, 9/20/47	4,587	4,275,015
Series 2018-6, Class JZ, 4.00%, 1/20/48	4,220	4,224,765
Series 2018-67, Class LT, 4.50%, (13.50% - 1 mo. USD LIBOR x 2.25, Cap 4.50%), 4/20/48(20)	3,882	3,946,320
Interest Only:(21)
Series 2017-104, Class SD, 4.116%, (6.20% - 1 mo. USD LIBOR), 7/20/47(20)	9,399	1,617,948

		$45,260,517

Total Collateralized Mortgage Obligations (identified cost $458,664,471)		$440,500,930

Commercial Mortgage-Backed Securities — 4.4%

Security	Principal Amount (000’s omitted)	Value
Agate Bay Mortgage Trust
Series 2015-1, Class A4, 3.50%, 1/25/45(8)(19)	$2,922	$2,948,138
Bank of America Merrill Lynch Large Loan, Inc.
Series 2013-DSNY, Class E, 4.673%, (1 mo. USD LIBOR + 2.60%), 9/15/26(8)(12)	1,500	1,500,212
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D, 3.052%, 1/10/48(8)	3,500	2,720,471
Series 2016-C7, Class D, 4.588%, 12/10/54(8)	1,000	856,997
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(8)	1,500	1,282,353
COMM Mortgage Trust
Series 2012-CR2, Class D, 4.993%, 8/15/45(8)(19)	1,650	1,594,264
Series 2013-CR11, Class D, 5.334%, 8/10/50(8)(19)	4,500	4,264,785
Series 2015-CR22, Class D, 4.259%, 3/10/48(8)(19)	4,100	3,432,830
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.508%, 12/15/49(19)	2,770	2,737,842
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2, 3.046%, 4/15/47	2,396	2,398,099
Series 2014-C19, Class D, 4.815%, 4/15/47(8)(19)	1,425	1,262,879
Series 2014-C22, Class C, 4.71%, 9/15/47(19)	730	706,450
Series 2014-C22, Class D, 4.71%, 9/15/47(8)(19)	2,000	1,657,963
Series 2014-C25, Class C, 4.594%, 11/15/47	900	888,683
Series 2014-C25, Class D, 4.094%, 11/15/47(8)(19)	2,080	1,712,289
Series 2015-C29, Class D, 3.817%, 5/15/48(19)	2,000	1,628,924
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	986	993,749
Series 2010-C2, Class D, 5.828%, 11/15/43(8)(19)	3,247	3,287,396
Series 2011-C5, Class D, 5.585%, 8/15/46(8)(19)	3,000	2,949,656

Security	Principal Amount (000’s omitted)	Value
Series 2012-CBX, Class AS, 4.271%, 6/15/45	$1,000	$1,022,511
Series 2013-C13, Class D, 4.137%, 1/15/46(8)(19)	3,000	2,824,282
Series 2014-DSTY, Class B, 3.771%, 6/10/27(8)	2,600	2,564,420
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.27%, 7/15/50(8)(19)	2,000	1,763,812
Series 2016-C32, Class D, 3.396%, 12/15/49(8)(19)	1,600	1,241,075
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(8)	4,489	3,444,793
Series 2017-CLS, Class A, 2.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(8)(12)	2,665	2,663,380
Motel 6 Trust
Series 2017-MTL6, Class C, 3.473%, (1 mo. USD LIBOR + 1.40%), 8/15/34(8)(12)	2,933	2,938,926
RETL Trust
Series 2018-RVP, Class C, 4.123%, (1 mo. USD LIBOR + 2.05%), 3/15/33(8)(12)	1,012	1,020,399
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.729%, 5/10/45(8)(19)	3,000	2,952,587
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.423%, 7/15/46(8)(19)	3,000	2,522,613
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	1,976,446
Series 2015-LC22, Class C, 4.693%, 9/15/58(19)	1,250	1,232,458
Series 2015-NXS1, Class D, 4.238%, 5/15/48(19)	2,500	2,183,266
Series 2015-SG1, Class C, 4.618%, 9/15/48(19)	2,575	2,456,406
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class B, 4.204%, 11/15/47(19)	2,500	2,422,711

Total Commercial Mortgage-Backed Securities (identified cost $75,159,797)		$74,054,065

Asset-Backed Securities — 2.3%

Security	Principal Amount (000’s omitted)	Value
AASET U.S., Ltd.
Series 2018-1A, Class A, 3.844%, 1/16/38(8)	$481	$477,304
Alinea CLO, Ltd.
Series 2018-1A, Class E, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(23)	1,000	1,000,000
Apidos CLO XVII
Series 2014-17A, Class C, 5.653%, (3 mo. USD LIBOR + 3.30%), 4/17/26(8)(12)	1,000	1,004,987
Ares CLO, Ltd.
Series 2015-35RA, Class E, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(23)	2,000	2,000,000
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class AA, 2.487% to 12/16/24, 12/16/41(8)(24)	3,703	3,611,305
Conn Funding II L.P.
Series 2017-A, Class B, 5.11%, 2/15/20(8)	1,704	1,713,224
Series 2017-B, Class A, 2.73%, 7/15/20(8)	313	313,167
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(8)	2,153	2,160,890
Series 2017-1A, Class A2I, 3.629%, 11/20/47(8)	186	182,950
Dell Equipment Finance Trust
Series 2016-1, Class B, 2.03%, 7/22/21(8)	1,750	1,745,489
Dryden Senior Loan Fund
Series 2016-42I, Class ER, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(23)	1,000	1,000,000

Security	Principal Amount (000’s omitted)	Value
First Investors Auto Owner Trust
Series 2015-1A, Class C, 2.71%, 6/15/21(8)	$1,400	$1,396,244
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(8)	1,604	1,606,838
Invitation Homes Trust
Series 2017-SFR2, Class B, 3.235%, (1 mo. USD LIBOR + 1.15%), 12/17/36(8)(12)	1,595	1,607,121
Series 2018-SFR1, Class C, 3.335%, (1 mo. USD LIBOR + 1.25%), 3/17/37(8)(12)	615	616,922
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(8)	1,399	1,395,339
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(8)	655	640,476
Palmer Square CLO, Ltd.
Series 2018-2A, Class D, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(23)	1,000	1,000,000
Progress Residential Trust
Series 2016-SFR1, Class D, 4.835%, (1 mo. USD LIBOR + 2.75%), 9/17/33(8)(12)	1,000	1,005,960
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(8)	230	230,382
Series 2017-2A, Class B, 3.48%, 9/15/23(8)	1,395	1,395,133
Series 2017-3A, Class A, 2.36%, 11/15/23(8)	1,107	1,102,607
Series 2018-1A, Class A, 3.11%, 6/17/24(8)	1,632	1,632,713
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(8)	3,200	3,189,500
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(8)	270	269,398
Series 2015-1A, Class B, 3.05%, 3/22/32(8)	539	536,971
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	1,000	998,376
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(8)	2,945	2,954,176
Trafigura Securitisation Finance PLC
Series 2017-1A, Class B, 3.773%, (1 mo. USD LIBOR + 1.70%), 12/15/20(8)(12)	1,500	1,504,964
Tricon American Homes
Series 2016-SFR1, Class D, 3.886%, 11/17/33(8)	1,300	1,288,869

Total Asset-Backed Securities (identified cost $39,715,442)		$39,581,305

U.S. Government Agency Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank
3.25%, 7/1/30	$5,000	$4,940,680

		$4,940,680

Federal Home Loan Bank
5.50%, 7/15/36	$4,000	$5,226,260

		$5,226,260

Total U.S. Government Agency Obligations (identified cost $10,329,048)		$10,166,940

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.0%(14)
IAP Global Services, LLC(3)(25)(26)	31	$356,951

		$356,951

Automotive — 0.1%
Dayco Products, LLC(25)(26)	27,250	$981,000

		$981,000

Business Equipment and Services — 0.2%
Education Management Corp.(3)(25)(26)	5,580,468	$0
RCS Capital Corp.(25)(26)	37,523	2,607,849

		$2,607,849

Electronics/Electrical — 0.0%(14)
Answers Corp.(3)(25)(26)	78,756	$574,131

		$574,131

Health Care — 0.0%(14)
New Millennium Holdco, Inc.(25)(26)	42,216	$3,166

		$3,166

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(25)(26)	76,163	$0

		$0

Oil and Gas — 0.2%
AFG Holdings, Inc.(3)(25)(26)	29,751	$2,023,068
Fieldwood Energy, Inc.(25)(26)	10,085	463,910
Nine Point Energy Holdings, Inc.(3)(25)(27)	25,410	28,205
Paragon Offshore Finance Company, Class A(25)(26)	2,021	2,463
Paragon Offshore Finance Company, Class B(25)(26)	1,011	31,594
Samson Resources II, LLC, Class A(25)(26)	45,294	1,064,409
Southcross Holdings Group, LLC(3)(25)(26)	78	0
Southcross Holdings L.P., Class A(25)(26)	78	20,670

		$3,634,319

Publishing — 0.3%
Cumulus Media, Inc.(25)(26)	50,522	$846,244
ION Media Networks, Inc.(3)(25)(26)	5,187	3,714,359

		$4,560,603

Total Common Stocks (identified cost $5,739,950)		$12,718,019

Convertible Bonds — 0.0%(14)

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.0%(14)
NRG Yield, Inc., 3.25%, 6/1/20(8)	$225	$223,793

Total Convertible Bonds (identified cost $220,909)		$223,793

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(25)(26)	6,209	$0

		$0

Oil and Gas — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(25)(27)	555	$814,723

		$814,723

Total Convertible Preferred Stocks (identified cost $993,211)		$814,723

Preferred Stocks — 0.0%(14)

Security	Shares	Value
Pipelines — 0.0%(14)
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(10)	31,500	$648,585

Total Preferred Stocks (identified cost $702,450)		$648,585

Closed-End Funds — 1.3%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,073,855	$21,692,523

Total Closed-End Funds (identified cost $25,207,868)		$21,692,523

Miscellaneous — 0.0%

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(25)	2,257,600	$0

		$0

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(25)	$1,135,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 2.5%

U.S. Treasury Obligations — 0.0%(14)

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/23/18(28)	$500	$498,686

Total U.S. Treasury Obligations (identified cost $498,620)		$498,686

Other — 2.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(29)	42,468,457	$42,468,457

Total Other (identified cost $42,469,429)		$42,468,457

Total Short-Term Investments (identified cost $42,968,049)		$42,967,143

Total Investments — 159.7% (identified cost $2,736,699,617)		$2,694,238,860

Less Unfunded Loan Commitments — (0.1)%		$(1,330,680)

Net Investments — 159.6% (identified cost $2,735,368,937)		$2,692,908,180

Other Assets, Less Liabilities — (43.8)%		$(738,845,413)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (15.8)%		$(266,711,688)

Net Assets Applicable to Common Shares — 100.0%		$1,687,351,079

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at June 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after June 30, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $556,026,338 or 33.0% of the Fund’s net assets applicable to common shares.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, the aggregate value of these securities is $99,647,930 or 5.9% of the Fund’s net assets applicable to common shares.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.

(13)	When-issued security.

(14)	Amount is less than 0.05%.

(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(16)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(17)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(18)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2018.

(19)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.

(20)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2018.

(21)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(22)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(23)	When-issued, variable rate security whose rate will be determined after June 30, 2018.

(24)	Multi-step coupon bond. Interest rate represents the rate in effect at June 30, 2018.

(25)	Non-income producing security.

(26)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(27)	Restricted security.

(28)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(29)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2018 was $236,625.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	155,000	USD	180,912	State Street Bank and Trust Company	7/6/18	$135	$—
EUR	109,183	USD	131,044	Goldman Sachs International	7/12/18	—	(3,459)
EUR	110,016	USD	135,950	Goldman Sachs International	7/12/18	—	(7,391)
EUR	129,880	USD	161,363	Goldman Sachs International	7/12/18	—	(9,593)
USD	2,632,665	EUR	2,096,338	Goldman Sachs International	7/12/18	183,009	—
USD	2,364,602	EUR	1,889,112	Goldman Sachs International	7/12/18	157,097	—
EUR	1,746,570	USD	2,107,202	Goldman Sachs International	7/19/18	—	(65,221)
USD	2,178,972	EUR	1,746,570	Deutsche Bank AG	7/19/18	136,991	—
EUR	239,490	USD	280,105	Citibank, N.A.	7/30/18	117	—
EUR	929,696	USD	1,079,912	Goldman Sachs International	7/30/18	7,904	—
USD	2,545,730	EUR	2,172,933	Citibank, N.A.	7/30/18	3,229	—
USD	2,091,191	EUR	1,784,957	Citibank, N.A.	7/30/18	2,653	—
USD	971,364	EUR	829,117	Citibank, N.A.	7/30/18	1,232	—
USD	556,300	EUR	474,835	Citibank, N.A.	7/30/18	706	—
USD	456,135	EUR	389,339	Citibank, N.A.	7/30/18	579	—
USD	422,935	EUR	361,000	Citibank, N.A.	7/30/18	537	—
USD	371,941	EUR	315,129	JPMorgan Chase Bank, N.A.	7/30/18	3,215	—
EUR	132,587	USD	154,052	State Street Bank and Trust Company	7/31/18	1,097	—
EUR	83,576	USD	97,056	State Street Bank and Trust Company	7/31/18	742	—
EUR	119,334	USD	138,951	State Street Bank and Trust Company	7/31/18	689	—
EUR	102,615	USD	120,729	State Street Bank and Trust Company	7/31/18	—	(653)
EUR	105,220	USD	124,384	State Street Bank and Trust Company	7/31/18	—	(1,260)
EUR	102,311	USD	122,585	State Street Bank and Trust Company	7/31/18	—	(2,864)
EUR	520,252	USD	627,796	State Street Bank and Trust Company	7/31/18	—	(19,016)
EUR	604,496	USD	737,110	State Street Bank and Trust Company	7/31/18	—	(29,751)
EUR	1,762,101	USD	2,148,591	State Street Bank and Trust Company	7/31/18	—	(86,645)
GBP	257,086	USD	351,136	State Street Bank and Trust Company	7/31/18	—	(11,415)
GBP	884,511	USD	1,237,878	State Street Bank and Trust Company	7/31/18	—	(69,060)
USD	21,283,978	EUR	17,459,551	Goldman Sachs International	7/31/18	853,451	—
USD	21,360,428	EUR	17,518,096	State Street Bank and Trust Company	7/31/18	861,393	—
USD	1,638,312	EUR	1,343,250	State Street Bank and Trust Company	7/31/18	66,490	—
USD	1,238,588	EUR	1,015,790	State Street Bank and Trust Company	7/31/18	49,948	—
USD	253,001	EUR	207,483	State Street Bank and Trust Company	7/31/18	10,212	—
USD	598,370	EUR	504,168	State Street Bank and Trust Company	7/31/18	8,411	—
USD	206,517	EUR	169,804	State Street Bank and Trust Company	7/31/18	7,819	—
USD	354,918	EUR	299,749	State Street Bank and Trust Company	7/31/18	4,162	—
USD	286,030	EUR	241,112	State Street Bank and Trust Company	7/31/18	3,890	—
USD	181,246	EUR	155,000	State Street Bank and Trust Company	7/31/18	—	(129)
USD	345,057	EUR	295,000	State Street Bank and Trust Company	7/31/18	—	(141)
USD	138,276	EUR	118,740	State Street Bank and Trust Company	7/31/18	—	(670)
USD	163,993	EUR	141,434	State Street Bank and Trust Company	7/31/18	—	(1,507)
USD	973,768	GBP	696,500	HSBC Bank USA, N.A.	7/31/18	53,394	—
USD	7,829,125	GBP	5,594,210	State Street Bank and Trust Company	7/31/18	436,780	—
USD	1,334,666	GBP	954,294	State Street Bank and Trust Company	7/31/18	73,635	—
USD	2,032,783	CAD	2,606,241	HSBC Bank USA, N.A.	8/31/18	48,340	—
USD	579,578	EUR	495,000	State Street Bank and Trust Company	8/31/18	—	(992)
USD	21,176,378	EUR	18,182,299	Goldman Sachs International	9/28/18	—	(196,071)
USD	267,858	EUR	215,338	JPMorgan Chase Bank, N.A.	10/5/18	14,596	—
USD	169,779	EUR	135,594	JPMorgan Chase Bank, N.A.	10/5/18	10,304	—
USD	235,271	EUR	197,833	Deutsche Bank AG	11/15/18	1,800	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	123,726	EUR	103,381	Deutsche Bank AG	11/15/18	$1,722	$—
USD	117,849	EUR	98,409	Deutsche Bank AG	11/15/18	1,712	—
USD	123,168	EUR	103,229	Deutsche Bank AG	11/15/18	1,343	—
USD	77,834	EUR	65,840	Deutsche Bank AG	11/15/18	133	—
USD	161,337	EUR	138,009	Deutsche Bank AG	11/15/18	—	(1,534)
USD	3,416,084	EUR	2,884,524	Deutsche Bank AG	12/20/18	1,959	—

						$3,011,426	$(507,372)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	95	Short	Sep-18	$(9,203,125)	$(38,594)
10-Year USD Deliverable Interest Rate Swap	133	Short	Sep-18	(12,747,219)	(128,844)
U.S. 2-Year Treasury Note	537	Short	Sep-18	(113,751,704)	71,061
U.S. 5-Year Treasury Note	1,064	Short	Sep-18	(120,888,688)	(27,446)
U.S. 10-Year Treasury Note	300	Long	Sep-18	36,056,250	187,500
U.S. 10-Year Treasury Note	777	Short	Sep-18	(93,385,687)	(303,906)
U.S. Ultra 10-Year Treasury Note	406	Short	Sep-18	(52,063,156)	(302,969)

					$(543,198)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	5,528	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	$(49,873)
LCH.Clearnet	EUR	500	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	3/21/23	(8,919)
LCH.Clearnet	EUR	2,250	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.37% (pays annually)	5/9/23	(17,649)
LCH.Clearnet	EUR	240	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.01% (pays annually)	3/20/28	(5,356)
LCH.Clearnet	EUR	290	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.01% (pays annually)	3/21/28	(6,975)
LCH.Clearnet	EUR	95	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.47% (pays annually)	4/5/48	(742)
LCH.Clearnet	EUR	265	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.36% (pays annually)	4/5/48	(2,893)

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	140	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.60% (pays annually)	5/18/48	$(6,338)
LCH.Clearnet	EUR	159	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.54% (pays annually)	5/29/48	(3,807)
LCH.Clearnet	EUR	71	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.46% (pays annually)	5/31/48	(87)
LCH.Clearnet	USD	1,700	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually)(1)	9/20/19	12,886
LCH.Clearnet	USD	2,250	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.50% (pays semi-annually)(1)	3/20/20	29,263
LCH.Clearnet	USD	760	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.93% (pays semi-annually)	11/3/20	15,865
LCH.Clearnet	USD	100	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.96% (pays semi-annually)	11/17/20	1,795
LCH.Clearnet	USD	550	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	3/16/21	(1,863)
LCH.Clearnet	USD	650	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.69% (pays semi-annually)	3/16/21	(1,822)
LCH.Clearnet	USD	650	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	3/16/21	(2,183)
LCH.Clearnet	USD	500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	3/19/21	(1,315)
LCH.Clearnet	USD	375	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.77% (pays semi-annually)	3/26/21	(1,208)
LCH.Clearnet	USD	665	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.09% (pays semi-annually)	11/7/22	21,906
LCH.Clearnet	USD	1,750	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.07% (pays semi-annually)	11/14/22	59,101
LCH.Clearnet	USD	170	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.09% (pays semi-annually)	11/17/22	5,329
LCH.Clearnet	USD	210	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.09% (pays semi-annually)	11/17/22	6,563
LCH.Clearnet	USD	2,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.21% (pays semi-annually)	12/7/22	55,624
LCH.Clearnet	USD	350	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.76% (pays semi-annually)	3/20/23	(616)
LCH.Clearnet	USD	1,600	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.36% (pays semi-annually)	11/21/27	73,122
LCH.Clearnet	USD	330	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	1/30/28	4,451
LCH.Clearnet	USD	140	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.72% (pays semi-annually)	1/31/28	1,334
LCH.Clearnet	USD	503	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.74% (pays semi-annually)	2/1/28	4,249
LCH.Clearnet	USD	250	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.85% (pays semi-annually)	3/16/28	(416)
LCH.Clearnet	USD	490	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.86% (pays semi-annually)	3/20/28	(934)

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	1,046	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.02% (pays semi-annually)	5/10/28	$(10,892)
LCH.Clearnet	USD	2,339	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.88% (pays semi-annually)	6/1/28	7,555
LCH.Clearnet	USD	279	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.92% (pays semi-annually)	4/16/48	671
LCH.Clearnet	USD	310	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.91% (pays semi-annually)	4/17/48	1,526
LCH.Clearnet	USD	648	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/17/48	(10,272)
LCH.Clearnet	USD	39	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(1,335)
LCH.Clearnet	USD	40	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/23/48	(1,478)
LCH.Clearnet	USD	30	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.02% (pays semi-annually)	5/29/48	(519)

							$163,748

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Russia	ICE Clear Credit	$700	1.00% (pays quarterly)(1)	12/20/22	1.33%	$(9,334)	$7,953	$(1,381)

Total		$700				$(9,334)	$7,953	$(1,381)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Goldman Sachs International	$1,559	5.00% (pays quarterly)(1)	6/20/23	4.68%	$22,802	$(153,915)	$(131,113)
Argentina	Goldman Sachs International	1,559	5.00% (pays quarterly)(1)	6/20/23	4.68	22,802	(159,624)	(136,822)
Bahamas	Deutsche Bank AG	1,150	1.00% (pays quarterly)(1)	6/20/22	2.08	(44,869)	82,118	37,249
Brazil	Citibank, N.A.	3,549	1.00% (pays quarterly)(1)	6/20/23	2.70	(264,264)	105,371	(158,893)
Brazil	Goldman Sachs International	900	1.00% (pays quarterly)(1)	6/20/23	2.70	(67,015)	27,111	(39,904)
Russia	Citibank, N.A.	1,300	1.00% (pays quarterly)(1)	12/20/22	1.33	(17,335)	24,063	6,728

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Russia	HSBC Bank USA, N.A.	$500	1.00% (pays quarterly)(1)	12/20/22	1.33%	$(6,667)	$7,220	$553
Russia	HSBC Bank USA, N.A.	300	1.00% (pays quarterly)(1)	6/20/23	1.41	(5,431)	2,655	(2,776)
Turkey	Citibank, N.A.	290	1.00% (pays quarterly)(1)	6/20/23	2.94	(24,143)	20,353	(3,790)

Total		$11,107				$(384,120)	$(44,648)	$(428,768)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2018, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $11,807,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$45,604	$(429,724)
Credit	Credit default swaps (centrally cleared)	—	(9,334)

Total		$45,604	$(439,058)

Foreign Exchange	Forward foreign currency exchange contracts	$3,011,426	$(507,372)

Total		$3,011,426	$(507,372)

Interest Rate	Financial futures contracts*	$258,561	$(801,759)
Interest Rate	Interest rate swaps (centrally cleared)	301,240	(137,492)

Total		$559,801	$(939,251)

*	For futures contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of June 30, 2018 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Government Agency Securities Pledged as Collateral
Bank of America	6/7/18	7/12/18	2.25%	$60,390,143	$60,476,954	$62,505,605
KGS Alpha Capital	6/7/18	7/12/18	2.15	50,422,042	50,491,303	52,642,670

Total				$110,812,185	$110,968,257	$115,148,275

At June 30, 2018, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at June 30, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at June 30, 2018.

Restricted Securities

At June 30, 2018, the Fund owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	25,410	$1,370,397	$28,205
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	555	$555,000	$814,723

Total Restricted Securities			$1,925,397	$842,928

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$933,328,343	$4,665,168	$937,993,511
Corporate Bonds & Notes	—	856,763,075	—	856,763,075
Foreign Corporate Bonds	—	1,564,957	—	1,564,957
Foreign Government Securities	—	81,524,257	—	81,524,257
Sovereign Loans	—	7,983,932	—	7,983,932
Mortgage Pass-Throughs	—	163,710,422	—	163,710,422
Collateralized Mortgage Obligations	—	440,500,930	—	440,500,930
Commercial Mortgage-Backed Securities	—	74,054,065	—	74,054,065
Asset-Backed Securities	—	39,581,305	—	39,581,305
U.S. Government Agency Obligations	—	10,166,940	—	10,166,940
Common Stocks	—	6,021,305	6,696,714	12,718,019
Convertible Bonds	—	223,793	—	223,793
Convertible Preferred Stocks	—	—	814,723	814,723
Preferred Stocks	648,585	—	—	648,585
Closed-End Funds	21,692,523	—	—	21,692,523
Miscellaneous	—	—	0	0
Short-Term Investments —
U.S. Treasury Obligations	—	498,686	—	498,686
Other	—	42,468,457	—	42,468,457
Total Investments	$22,341,108	$2,658,390,467	$12,176,605	$2,692,908,180
Forward Foreign Currency Exchange Contracts	$—	$3,011,426	$—	$3,011,426
Futures Contracts	258,561	—	—	258,561
Swap Contracts	—	346,844	—	346,844
Total	$22,599,669	$2,661,748,737	$12,176,605	$2,696,525,011

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(507,372)	$—	$(507,372)
Futures Contracts	(801,759)	—	—	(801,759)
Swap Contracts	—	(576,550)	—	(576,550)
Total	$(801,759)	$(1,083,922)	$—	$(1,885,681)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018